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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02699
                                   ---------------------------------------------


                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/09
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                  BVA-QTR-1 03/09       Invesco Aim Advisors, Inc.

AIM BASIC VALUE FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--96.53%

ADVERTISING--5.45%

Interpublic Group of Cos., Inc.
   (The) (b)(c)                                    5,969,178   $    24,593,013
------------------------------------------------------------------------------
Omnicom Group Inc. (b)                             1,379,165        32,272,461
==============================================================================
                                                                    56,865,474
==============================================================================

APPAREL RETAIL--1.00%

Gap, Inc. (The)                                      803,003        10,431,009
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.09%

State Street Corp.                                   709,272        21,831,392
==============================================================================

BREWERS--2.04%

Molson Coors Brewing Co. -Class B                    621,878        21,317,978
==============================================================================

COMMUNICATIONS EQUIPMENT--2.03%

Nokia -ADR (Finland)                               1,814,874        21,179,580
==============================================================================

COMPUTER HARDWARE--3.27%

Dell Inc. (c)                                      3,598,739        34,116,046
==============================================================================

CONSTRUCTION MATERIALS--1.49%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)              2,495,482        15,596,762
==============================================================================

CONSUMER FINANCE--3.44%

American Express Co.                               1,632,847        22,255,705
------------------------------------------------------------------------------
SLM Corp. (c)                                      2,759,357        13,658,817
==============================================================================
                                                                    35,914,522
==============================================================================

DATA PROCESSING & OUTSOURCED
   SERVICES-1.71%

Western Union Co.                                  1,417,729        17,820,854
==============================================================================

DEPARTMENT STORES--3.06%

Kohl's Corp. (b)(c)                                  510,222        21,592,595
------------------------------------------------------------------------------
Nordstrom, Inc. (b)                                  617,895        10,349,741
==============================================================================
                                                                    31,942,336
==============================================================================

DIVERSIFIED CAPITAL MARKETS--1.48%

UBS AG  (Switzerland)(b)(c)                        1,636,982        15,436,740
==============================================================================

EDUCATION SERVICES--0.79%

Apollo Group Inc. -Class A (b)(c)                    105,807         8,287,862
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--1.43%

Tyco Electronics Ltd.                              1,356,671        14,977,648
==============================================================================

GENERAL MERCHANDISE STORES--3.16%

Target Corp.                                         958,412        32,959,789
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.35%

Cardinal Health, Inc.                                448,592   $    14,121,676
==============================================================================

HOME IMPROVEMENT RETAIL--2.91%

Home Depot, Inc. (The)                             1,289,169        30,372,822
==============================================================================

HOTELS, RESORTS & CRUISE LINES--1.05%

Marriott International, Inc. -Class A (b)            667,856        10,926,124
==============================================================================

HOUSEHOLD APPLIANCES--0.99%

Whirlpool Corp. (b)                                  350,906        10,383,309
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--3.70%

Robert Half International, Inc. (b)                2,166,560        38,629,765
==============================================================================

INDUSTRIAL CONGLOMERATES--1.93%

General Electric Co.                                 369,081         3,731,409
------------------------------------------------------------------------------
Tyco International Ltd.  (Switzerland)(c)            841,443        16,458,625
==============================================================================
                                                                    20,190,034
==============================================================================

INDUSTRIAL MACHINERY--3.50%

Illinois Tool Works Inc.                             970,715        29,946,558
------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                     481,468         6,644,258
==============================================================================
                                                                    36,590,816
==============================================================================

INVESTMENT BANKING & BROKERAGE--2.80%

Morgan Stanley                                     1,284,209        29,241,439
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--1.96%

Waters Corp. (b)(c)                                  553,939        20,468,046
==============================================================================

MANAGED HEALTH CARE--7.76%

Aetna Inc.                                         1,418,398        34,509,623
------------------------------------------------------------------------------
UnitedHealth Group Inc.                            2,223,475        46,537,332
==============================================================================
                                                                    81,046,955
==============================================================================

MOVIES & ENTERTAINMENT--1.08%

Walt Disney Co. (The)                                621,681        11,289,727
==============================================================================

OIL & GAS DRILLING--0.71%

Transocean Ltd. (Switzerland)(c)                     126,799         7,460,853
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.86%

Halliburton Co.                                      986,695        15,264,172
------------------------------------------------------------------------------
Weatherford International Ltd.
   (Switzerland)(b)(c)                             1,315,622        14,563,935
==============================================================================
                                                                    29,828,107
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.29%

Bank of America Corp.                              1,615,581        11,018,262
==============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--
   (CONTINUED)

Citigroup Inc.                                     3,840,237   $     9,715,800
------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,297,359        34,483,802
==============================================================================
                                                                    55,217,864
==============================================================================

PACKAGED FOODS & MEATS--1.16%

Unilever N.V. (Netherlands)                          615,213        12,158,219
==============================================================================

PHARMACEUTICALS--2.40%

Sanofi-Aventis (France)(b)                           446,166        25,029,321
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.98%

XL Capital Ltd. -Class A                           3,781,974        20,649,578
==============================================================================

PUBLISHING--1.92%

McGraw-Hill Cos., Inc. (The)                         876,646        20,048,894
==============================================================================

REGIONAL BANKS--0.46%

Fifth Third Bancorp (b)                            1,637,100         4,780,332
==============================================================================

SEMICONDUCTOR EQUIPMENT--7.70%

ASML Holding N.V. (Netherlands)(b)                 3,018,749        53,524,802
------------------------------------------------------------------------------
KLA-Tencor Corp. (b)                               1,342,882        26,857,640
==============================================================================
                                                                    80,382,442
==============================================================================

SEMICONDUCTORS--1.76%

Maxim Integrated Products, Inc.                    1,392,425        18,393,934
==============================================================================

SPECIALIZED FINANCE--4.85%

Moody's Corp.                                      2,207,378        50,593,104
==============================================================================

SYSTEMS SOFTWARE--3.97%

CA Inc.                                            1,143,037        20,128,882
------------------------------------------------------------------------------
Microsoft Corp.                                    1,159,269        21,295,771
==============================================================================
                                                                    41,424,653
==============================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $1,550,927,512)                                      1,007,906,006
==============================================================================

MONEY MARKET FUNDS--3.15%

Liquid Assets Portfolio -Institutional
   Class(d)                                       16,440,054        16,440,054
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)         16,440,054        16,440,054
==============================================================================
      Total Money Market Funds
         (Cost $32,880,108)                                         32,880,108
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.68%
   (Cost $1,583,807,620)                                         1,040,786,114
==============================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--19.83%

Liquid Assets Portfolio -Institutional
   Class
   (Cost $207,029,396)(d)(e)                     207,029,396       207,029,396
==============================================================================


                                                                    VALUE
------------------------------------------------------------------------------
TOTAL INVESTMENTS--119.51%
   (Cost $1,790,837,016)                                       $ 1,247,815,510
==============================================================================
OTHER ASSETS LESS LIABILITIES--(19.51)%                           (203,665,302)
==============================================================================
NET ASSETS--100.00%                                            $ 1,044,150,208
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM BASIC VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM BASIC VALUE FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,210,627,970
--------------------------------------------------------------------------------
Level 2                                                               37,187,540
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,247,815,510
================================================================================

AIM BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $49,555,827and $160,526,825, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  76,939,000
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (692,796,314)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(615,857,314)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $1,863,672,824.

                              AIM ALLOCATION FUNDS
                        AIM CONSERVATIVE ALLOCATION FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              AAS-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM ALLOCATION FUNDS

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--99.77%(A)

                                                                                              CHANGE IN
                                                                                             UNREALIZED
                                      % OF NET       VALUE       PURCHASES     PROCEEDS     APPRECIATION      REALIZED
                                       ASSETS      12/31/08       AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--14.63%

AIM Charter Fund                        4.13%    $  5,032,706   $  229,877   $  (229,400)   $  (315,623)    $   (44,902)
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          1.48%       1,824,951      114,939       (81,697)       (69,654)       (115,379)
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)            1.92%       2,310,638      114,939      (106,554)      (106,423)        (40,489)
-----------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   1.66%       2,029,670      114,938       (91,814)      (107,972)        (60,326)
-----------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              1.80%       2,133,649      114,939       (98,116)       (55,979)        (54,341)
-----------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               1.87%       2,435,937      114,938      (103,917)      (265,412)        (68,534)
-----------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund               1.77%       2,210,363      114,938       (98,444)      (110,007)       (118,331)
=======================================================================================================================
Total Domestic Equity Funds                        17,977,914      919,508      (809,942)    (1,031,070)       (502,302)
=======================================================================================================================

FIXED-INCOME FUNDS--69.81%

AIM Core Bond Fund                     23.09%      27,391,315    1,340,409    (1,287,174)    (1,023,752)       (293,676)
-----------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  6.38%       6,617,876      447,469      (338,934)       697,678        (202,588)
-----------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund     4.36%       5,320,375      205,479      (243,185)      (360,603)          4,579
-----------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund      9.77%      11,226,052      404,692      (536,237)       (67,688)         25,283
-----------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund               26.21%      30,714,818    1,460,991    (1,453,574)      (815,640)       (245,647)
=======================================================================================================================
Total Fixed-Income Funds                           81,270,436    3,859,040    (3,859,104)    (1,570,005)       (712,049)
=======================================================================================================================

FOREIGN EQUITY FUNDS--1.70%

AIM International Core Equity Fund      1.70%       2,205,760      114,938       (95,807)      (237,076)        (60,114)
=======================================================================================================================

REAL ESTATE FUNDS--1.64%

AIM Select Real Estate Income Fund      1.64%       2,188,640      135,756       (94,190)      (296,703)        (83,158)
=======================================================================================================================

MONEY MARKET FUNDS--11.99%

Liquid Assets Portfolio                11.99%      13,717,236      513,357      (659,225)            --              --
=======================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $139,528,236)    99.77%    $117,359,986   $5,542,599   $(5,518,268)   $(3,134,854)    $(1,357,623)
=======================================================================================================================
OTHER ASSETS LESS LIABILITIES           0.23%
=======================================================================================================================
NET ASSETS                            100.00%
=======================================================================================================================

                                        DIVIDEND      SHARES         VALUE
                                         INCOME      03/31/09      03/31/09
-----------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--14.63%

AIM Charter Fund                        $     --       424,401   $  4,672,658
-----------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --       280,732      1,673,160
-----------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)                  --       275,649      2,172,111
-----------------------------------------------------------------------------
AIM Multi-Sector Fund                         --       132,805      1,884,496
-----------------------------------------------------------------------------
AIM Structured Growth Fund                    --       323,320      2,040,152
-----------------------------------------------------------------------------
AIM Structured Value Fund                     --       345,828      2,113,012
-----------------------------------------------------------------------------
AIM Trimark Endeavor Fund                     --       263,657      1,998,519
=============================================================================
Total Domestic Equity Funds                   --                   16,554,108
=============================================================================

FIXED-INCOME FUNDS--69.81%

AIM Core Bond Fund                       328,947     3,182,353     26,127,122
-----------------------------------------------------------------------------
AIM Floating Rate Fund                   125,276     1,255,913      7,221,501
-----------------------------------------------------------------------------
AIM International Total Return Fund       21,577       483,004      4,926,645
-----------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund        36,888     1,052,581     11,052,102
-----------------------------------------------------------------------------
AIM Short Term Bond Fund                 357,576     3,573,608     29,660,948
=============================================================================
Total Fixed-Income Funds                 870,264                   78,988,318
=============================================================================

FOREIGN EQUITY FUNDS--1.70%

AIM International Core Equity Fund            --       268,857      1,927,701
=============================================================================

REAL ESTATE FUNDS--1.64%

AIM Select Real Estate Income Fund        20,817       407,565      1,850,345
=============================================================================

MONEY MARKET FUNDS--11.99%

Liquid Assets Portfolio                   34,558    13,571,368     13,571,368
=============================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $139,528,236)     $925,639                 $112,891,840
=============================================================================
OTHER ASSETS LESS LIABILITIES                                         259,638
=============================================================================
NET ASSETS                                                       $113,151,478
=============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ALLOCATION FUNDS

MARCH 31, 2009
(UNAUDITED)

AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--100.11%(A)

                                                                                              CHANGE IN
                                                                                             UNREALIZED
                                      % OF NET       VALUE       PURCHASES     PROCEEDS     APPRECIATION      REALIZED
                                       ASSETS      12/31/08       AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--64.63%

AIM Dynamics Fund(b)                    4.82%    $ 18,111,010   $  104,766   $  (449,444)   $   (675,430)   $  (154,345)
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          7.10%      28,500,724      183,340      (649,663)     (2,034,447)    (1,087,615)
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)           10.91%      41,934,856      209,531    (1,038,364)     (2,338,288)      (481,533)
-----------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                  11.65%      45,769,872      261,914    (1,091,228)     (3,387,106)      (648,302)
-----------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund              10.71%      40,872,332      209,532      (978,173)     (1,736,059)      (764,824)
-----------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             10.17%      38,619,388      209,532      (939,180)     (1,571,238)      (628,933)
-----------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               9.27%      38,697,900      183,340      (864,242)     (4,800,737)      (693,839)
=======================================================================================================================
Total Domestic Equity Funds                       252,506,082    1,361,955    (6,010,294)    (16,543,305)    (4,459,391)
=======================================================================================================================

FIXED-INCOME FUNDS--6.71%

AIM High Yield Fund                     6.71%      23,340,924      864,131      (648,369)        342,817       (353,531)
=======================================================================================================================
FOREIGN EQUITY FUNDS-24.90%

AIM International Core Equity Fund     11.96%      49,769,463      261,914    (1,135,358)     (6,214,305)      (714,660)
-----------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          12.94%      49,464,182      261,915    (1,219,020)     (2,848,975)      (236,769)
=======================================================================================================================
Total Foreign Equity Funds                         99,233,645      523,829    (2,354,378)     (9,063,280)      (951,429)
=======================================================================================================================

REAL ESTATE FUNDS--3.87%

AIM Global Real Estate Fund             3.87%      17,440,711      157,178      (364,892)     (3,138,562)      (521,621)
=======================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $623,570,603)   100.11%    $392,521,362   $2,907,093   $(9,377,933)   $(28,402,330)   $(6,285,972)
=======================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.11)%
=======================================================================================================================
NET ASSETS                            100.00%
=======================================================================================================================

                                        DIVIDEND      SHARES         VALUE
                                         INCOME      03/31/09      03/31/09
-----------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--64.63%

AIM Dynamics Fund(b)                    $     --     1,357,096   $ 16,936,557
-----------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --     4,179,923     24,912,339
-----------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)                  --     4,858,655     38,286,202
-----------------------------------------------------------------------------
AIM Multi-Sector Fund                         --     2,882,674     40,905,150
-----------------------------------------------------------------------------
AIM Small Cap Growth Fund                     --     2,281,724     37,602,808
-----------------------------------------------------------------------------
AIM Structured Growth Fund                    --     5,656,033     35,689,569
-----------------------------------------------------------------------------
AIM Structured Value Fund                     --     5,322,818     32,522,422
=============================================================================
Total Domestic Equity Funds                   --                  226,855,047
=============================================================================

FIXED-INCOME FUNDS--6.71%

AIM High Yield Fund                      759,350     8,175,685     23,545,972
=============================================================================
FOREIGN EQUITY FUNDS-24.90%

AIM International Core Equity Fund            --     5,853,146     41,967,054
-----------------------------------------------------------------------------
AIM International Growth Fund                 --     2,576,366     45,421,333
=============================================================================
Total Foreign Equity Funds                    --                   87,388,387
=============================================================================

REAL ESTATE FUNDS--3.87%

AIM Global Real Estate Fund               52,412     2,344,182     13,572,814
=============================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $623,570,603)     $811,762                 $351,362,220
=============================================================================
OTHER ASSETS LESS LIABILITIES                                        (374,284)
=============================================================================
NET ASSETS                                                       $350,987,936
=============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ALLOCATION FUNDS

MARCH 31, 2009
(UNAUDITED)

AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--100.10%(A)

                                                                                               CHANGE IN
                                                                                              UNREALIZED
                                      % OF NET       VALUE       PURCHASES     PROCEEDS      APPRECIATION       REALIZED
                                       ASSETS      12/31/08       AT COST     FROM SALES    (DEPRECIATION)    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--33.00%

AIM Capital Development Fund(b)         3.30%    $ 15,576,350   $   34,990   $   (735,304)   $    260,242    $   (800,488)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          3.42%      17,479,269       43,738       (758,566)       (842,270)     (1,082,797)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)            5.77%      28,177,602       54,673     (1,315,441)     (1,482,478)       (417,573)
-------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund            3.27%      14,554,769       34,990       (687,016)      1,252,285        (952,711)
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   3.94%      19,672,129       43,738       (887,484)     (1,246,037)       (495,135)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              5.37%      25,937,684       54,673     (1,194,204)       (727,612)       (767,912)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               4.48%      23,778,905       43,738     (1,007,195)     (2,607,130)       (776,555)
-------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund        3.45%      18,273,798       34,990       (795,770)     (1,928,880)       (635,358)
=========================================================================================================================
Total Domestic Equity Funds                       163,450,506      345,530     (7,380,980)     (7,321,880)     (5,928,529)
=========================================================================================================================

FIXED-INCOME FUNDS-50.57%

AIM Core Bond Fund                     30.13%     142,724,495    1,901,958     (7,072,503)     (5,067,748)     (1,795,970)
-------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  3.38%      14,097,430      290,751       (768,439)      1,503,228        (458,639)
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    10.23%      45,195,784    1,533,029     (2,351,000)      1,282,997      (1,291,699)
-------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund     3.40%      16,596,214       86,981       (793,630)     (1,124,638)          2,856
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                3.43%      16,002,286      206,805       (802,864)       (407,940)       (142,255)
=========================================================================================================================
Total Fixed-Income Funds                          234,616,209    4,019,524    (11,788,436)     (3,814,101)     (3,685,707)
=========================================================================================================================

FOREIGN EQUITY FUNDS--14.65%

AIM International Core Equity Fund      8.09%      42,778,482       87,476     (1,847,112)     (4,746,800)     (1,208,705)
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           6.56%      31,888,904       65,607     (1,479,871)     (1,664,541)       (339,246)
=========================================================================================================================
Total Foreign Equity Funds                         74,667,386      153,083     (3,326,983)     (6,411,341)     (1,547,951)
=========================================================================================================================

REAL ESTATE FUNDS--1.88%

AIM Real Estate Fund                    1.88%      11,868,490      126,716       (453,089)     (2,763,331)       (622,511)
=========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $669,121,442)   100.10%    $484,602,591   $4,644,853   $(22,949,488)   $(20,310,653)   $(11,784,698)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.10)%
=========================================================================================================================
NET ASSETS                            100.00%
=========================================================================================================================

                                       DIVIDEND      SHARES        VALUE
                                        INCOME      03/31/09     03/31/09
---------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--33.00%

AIM Capital Development Fund(b)       $       --   1,455,410   $ 14,335,790
---------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --   2,489,828     14,839,374
---------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)                  --   3,174,719     25,016,783
---------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                  --   2,374,969     14,202,317
---------------------------------------------------------------------------
AIM Multi-Sector Fund                         --   1,204,173     17,087,211
---------------------------------------------------------------------------
AIM Structured Growth Fund                    --   3,692,968     23,302,629
---------------------------------------------------------------------------
AIM Structured Value Fund                     --   3,180,321     19,431,763
---------------------------------------------------------------------------
AIM Trimark Small Companies Fund              --   2,006,548     14,948,780
===========================================================================
Total Domestic Equity Funds                   --                143,164,647
===========================================================================

FIXED-INCOME FUNDS-50.57%

AIM Core Bond Fund                     1,700,718  15,918,421    130,690,232
---------------------------------------------------------------------------
AIM Floating Rate Fund                   263,753   2,550,318     14,664,331
---------------------------------------------------------------------------
AIM High Yield Fund                    1,454,260  15,405,941     44,369,111
---------------------------------------------------------------------------
AIM International Total Return Fund       65,112   1,447,822     14,767,783
---------------------------------------------------------------------------
AIM Short Term Bond Fund                 184,930   1,789,883     14,856,032
===========================================================================
Total Fixed-Income Funds               3,668,773                219,347,489
===========================================================================

FOREIGN EQUITY FUNDS--14.65%

AIM International Core Equity Fund            --   4,890,285     35,063,341
---------------------------------------------------------------------------
AIM International Growth Fund                 --   1,614,909     28,470,853
===========================================================================
Total Foreign Equity Funds                    --                 63,534,194
===========================================================================

REAL ESTATE FUNDS--1.88%

AIM Real Estate Fund                     100,473     811,570      8,156,275
===========================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $669,121,442)   $3,769,246               $434,202,605
===========================================================================
OTHER ASSETS LESS LIABILITIES                                      (452,115)
===========================================================================
NET ASSETS                                                     $433,750,490
===========================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ALLOCATION FUNDS

MARCH 31, 2009
(UNAUDITED)

AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--100.08%(A)

                                                                                               CHANGE IN
                                                                                              UNREALIZED
                                      % OF NET       VALUE       PURCHASES     PROCEEDS      APPRECIATION       REALIZED
                                       ASSETS      12/31/08       AT COST     FROM SALES    (DEPRECIATION)    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--49.94%
AIM Dynamics Fund(b)                    4.05%    $ 11,381,428   $   96,802   $  (360,521)    $   (241,754)    $  (280,860)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          5.30%      15,936,847      150,581      (466,021)      (1,022,856)       (728,212)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)            8.38%      24,150,229      177,471      (763,151)      (1,343,051)       (278,011)
-------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund            4.52%      11,837,192      107,558      (377,181)         880,165        (614,713)
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   6.52%      19,179,508      161,337      (583,935)      (1,163,787)       (529,768)
-------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund               6.46%      20,117,872      139,825      (577,549)      (2,187,705)       (565,725)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              7.81%      22,247,329      177,470      (692,726)        (821,990)       (446,241)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               6.90%      21,612,776      150,581      (617,858)      (2,591,650)       (479,084)
=========================================================================================================================
Total Domestic Equity Funds                       146,463,181    1,161,625    (4,438,942)      (8,492,628)     (3,922,614)
=========================================================================================================================

FIXED-INCOME FUNDS--26.84%

AIM Core Bond Fund                     14.36%      40,194,993      698,360    (1,345,084)      (1,643,438)       (303,103)
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    12.48%      32,574,440    1,273,196    (1,147,171)         574,537        (582,169)
=========================================================================================================================
Total Fixed-Income Funds                           72,769,433    1,971,556    (2,492,255)      (1,068,901)       (885,272)
=========================================================================================================================

FOREIGN EQUITY FUNDS--20.42%

AIM International Core Equity Fund      9.81%      30,594,639      236,628      (890,876)      (3,462,934)       (800,080)
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          10.61%      30,407,077      236,627      (953,870)      (1,387,914)       (512,439)
=========================================================================================================================
Total Foreign Equity Funds                         61,001,716      473,255    (1,844,746)      (4,850,848)     (1,312,519)
=========================================================================================================================

REAL ESTATE FUNDS--2.88%

AIM Global Real Estate Fund             2.88%       9,752,812      115,312      (260,440)      (1,685,241)       (364,950)
=========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $450,452,519)   100.08%    $289,987,142   $3,721,748   $(9,036,383)    $(16,097,618)    $(6,485,355)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.08)%
=========================================================================================================================
NET ASSETS                            100.00%
=========================================================================================================================

                                        DIVIDEND       SHARES          VALUE
                                         INCOME       03/31/09       03/31/09
-------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--49.94%
AIM Dynamics Fund(b)                  $        --        848,966   $ 10,595,095
-------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                 --      2,327,238     13,870,339
-------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)                   --      2,784,706     21,943,487
-------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                   --      1,978,766     11,833,021
-------------------------------------------------------------------------------
AIM Multi-Sector Fund                          --      1,202,492     17,063,355
-------------------------------------------------------------------------------
AIM Small Cap Equity Fund                      --      2,411,213     16,926,718
-------------------------------------------------------------------------------
AIM Structured Growth Fund                     --      3,243,081     20,463,842
-------------------------------------------------------------------------------
AIM Structured Value Fund                      --      2,958,227     18,074,765
===============================================================================
Total Domestic Equity Funds                    --                   130,770,622
===============================================================================

FIXED-INCOME FUNDS--26.84%

AIM Core Bond Fund                        483,235      4,579,991     37,601,728
-------------------------------------------------------------------------------
AIM High Yield Fund                     1,058,061     11,351,678     32,692,833
===============================================================================
Total Fixed-Income Funds                1,541,296                    70,294,561
===============================================================================

FOREIGN EQUITY FUNDS--20.42%

AIM International Core Equity Fund             --      3,581,224     25,677,377
-------------------------------------------------------------------------------
AIM International Growth Fund                  --      1,576,261     27,789,481
===============================================================================
Total Foreign Equity Funds                     --                    53,466,858
===============================================================================

REAL ESTATE FUNDS--2.88%

AIM Global Real Estate Fund                29,266      1,305,267      7,557,493
===============================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $450,452,519)    $1,570,562   $262,089,534
===============================================================================
OTHER ASSETS LESS LIABILITIES                                          (213,378)
===============================================================================
NET ASSETS                                                         $261,876,156
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ALLOCATION FUNDS

March 31, 2009
(Unaudited)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--99.88%(A)

                                                                                               CHANGE IN
                                                                                              UNREALIZED
                                      % OF NET       VALUE       PURCHASES     PROCEEDS      APPRECIATION       REALIZED
                                       ASSETS      12/31/08       AT COST     FROM SALES    (DEPRECIATION)    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--22.13%

AIM Capital Development Fund(b)          1.83%   $  1,494,039   $   39,177   $   (64,300)    $    21,365      $   (71,373)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund           3.46%      3,043,745       88,147      (121,569)       (121,298)        (208,956)
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)             4.56%      3,871,241       88,147      (164,223)       (180,373)         (78,344)
-------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund             1.83%      1,404,304       39,177       (60,637)        140,562         (107,029)
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                    1.75%      1,510,217       39,176       (62,196)        (69,859)         (62,223)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund               4.27%      3,572,634       88,147      (150,025)        (82,177)        (118,974)
-------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                4.43%      4,080,722       88,147      (158,243)       (432,816)        (142,660)
=========================================================================================================================
Total Domestic Equity Funds                        18,976,902      470,118      (781,193)       (724,596)        (789,559)
=========================================================================================================================

FIXED-INCOME FUNDS--70.51%

AIM Core Bond Fund                      25.39%     21,015,416      604,679      (937,197)       (784,548)        (225,897)
-------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                   4.89%      3,551,378      145,533      (173,579)        370,203         (106,045)
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                      3.95%      3,045,426      161,446      (142,767)         80,403          (80,884)
-------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund      4.10%      3,491,465       68,834      (150,537)       (235,109)            (412)
-------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                14.11%     11,532,206      322,170      (519,653)       (310,109)         (87,231)
-------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                18.07%     14,410,483      359,362      (651,393)       (143,281)          32,231
=========================================================================================================================
Total Fixed-Income Funds                           57,046,374    1,662,024    (2,575,126)     (1,022,441)        (468,238)
=========================================================================================================================

FOREIGN EQUITY FUNDS--5.52%

AIM International Core Equity Fund       3.58%      3,283,069       78,353      (129,615)       (318,409)        (135,951)
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund            1.94%      1,630,998       39,176       (68,799)        (49,382)         (51,440)
=========================================================================================================================
Total Foreign Equity Funds                          4,914,067      117,529      (198,414)       (367,791)        (187,391)
=========================================================================================================================

REAL ESTATE FUNDS--1.72%

AIM Select Real Estate Income Fund       1.72%      1,629,342       54,292       (64,063)       (225,780)         (61,790)
=========================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $104,865,660)     99.88%    $82,566,685   $2,303,963   $(3,618,796)    $(2,340,608)     $(1,506,978)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES            0.12%
=========================================================================================================================
NET ASSETS                             100.00%
=========================================================================================================================

                                        DIVIDEND       SHARES          VALUE
                                         INCOME       03/31/09       03/31/09
-------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--22.13%

AIM Capital Development Fund(b)         $     --         144,052    $ 1,418,908
-------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                --         449,676      2,680,069
-------------------------------------------------------------------------------
AIM Large Cap Growth Fund(b)                  --         448,788      3,536,448
-------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                  --         236,852      1,416,377
-------------------------------------------------------------------------------
AIM Multi-Sector Fund                         --          95,498      1,355,115
-------------------------------------------------------------------------------
AIM Structured Growth Fund                    --         524,502      3,309,605
-------------------------------------------------------------------------------
AIM Structured Value Fund                     --         562,218      3,435,150
===============================================================================
Total Domestic Equity Funds                   --                     17,151,672
===============================================================================

FIXED-INCOME FUNDS--70.51%

AIM Core Bond Fund                       252,085       2,396,157     19,672,453
-------------------------------------------------------------------------------
AIM Floating Rate Fund                    66,986         658,694      3,787,490
-------------------------------------------------------------------------------
AIM High Yield Fund                       98,762       1,063,758      3,063,624
-------------------------------------------------------------------------------
AIM International Total Return Fund       13,987         311,200      3,174,241
-------------------------------------------------------------------------------
AIM Short Term Bond Fund                 134,119       1,317,757     10,937,383
-------------------------------------------------------------------------------
AIM U.S. Government Fund                 155,640       1,539,275     14,007,402
===============================================================================
Total Fixed-Income Funds                 721,579                     54,642,593
===============================================================================

FOREIGN EQUITY FUNDS--5.52%

AIM International Core Equity Fund            --         387,370      2,777,447
-------------------------------------------------------------------------------
AIM International Growth Fund                 --          85,114      1,500,553
===============================================================================
Total Foreign Equity Funds                    --                      4,278,000
===============================================================================

REAL ESTATE FUNDS--1.72%

AIM Select Real Estate Income Fund        15,115         293,392      1,332,001
===============================================================================
TOTAL INVESTMENTS IN AFFILIATED
   MUTUAL FUNDS (Cost $104,865,660)     $736,694                    $77,404,266
===============================================================================
OTHER ASSETS LESS LIABILITIES                                            92,792
===============================================================================
NET ASSETS                                                          $77,497,058
===============================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ALLOCATION FUNDS

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have

AIM ALLOCATION FUNDS
     additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                 INVESTMENTS IN SECURITIES INPUT LEVEL

FUND NAME                                        Level 1     Level 2   Level 3       TOTAL
---------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund              $112,891,840     $--       $--    $ 112,891,840
---------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                     351,362,220      --        --      351,362,220
---------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                   434,202,605      --        --      434,202,605
---------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund            262,089,534      --        --      262,089,534
---------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund     77,404,266      --        --       77,404,266
---------------------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                  AT MARCH 31, 2009
                  FOR THE THREE MONTHS ENDED   -------------------------------------------------------------
                        MARCH 31, 2009*                                                       NET UNREALIZED
                  --------------------------    FEDERAL TAX    UNREALIZED      UNREALIZED     APPRECIATION
                    PURCHASES      SALES          COST**      APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
AIM
Conservative
Allocation Fund    $5,029,242   $ 4,859,043    $142,503,823     $373,686     $ (29,985,669)   $ (29,611,983)
------------------------------------------------------------------------------------------------------------
AIM Growth
Allocation Fund     2,907,093     9,377,933     628,272,163           --      (276,909,943)    (276,909,943)
------------------------------------------------------------------------------------------------------------
AIM Moderate
Allocation Fund     4,644,853    22,949,488     676,753,908           --      (242,551,303)    (242,551,303)
------------------------------------------------------------------------------------------------------------
AIM Moderate
Growth
Allocation Fund     3,721,748     9,036,383     455,871,454           --      (193,781,920)    (193,781,920)
------------------------------------------------------------------------------------------------------------
AIM Moderately
Conservative
Allocation Fund     2,303,963     3,618,796     106,775,383      804,862       (30,175,979)     (29,371,117)
------------------------------------------------------------------------------------------------------------

*    Excludes U.S. Treasury obligations and money market funds, if any.

** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                             AIM GLOBAL EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              GEQ-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM GLOBAL EQUITY FUND


SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)


                                                         SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS--96.70%

AUSTRALIA--3.62%

BHP Billiton Ltd.                                         44,030   $     980,952
--------------------------------------------------------------------------------
Iluka Resources Ltd. (a)                                 331,922         929,731
--------------------------------------------------------------------------------
Westfield Group -REIT                                    106,892         745,523
--------------------------------------------------------------------------------
Westpac Banking Corp.                                    216,818       2,884,909
================================================================================
                                                                       5,541,115
================================================================================

BELGIUM--3.06%

Delhaize Group                                            67,312       4,363,632
--------------------------------------------------------------------------------
Dexia S.A.                                                92,932         320,912
================================================================================
                                                                       4,684,544
================================================================================

BERMUDA--1.14%

Arch Capital Group Ltd. (a)                               32,390       1,744,525
================================================================================

CANADA--3.47%

Brookfield Asset Management Inc. -Class A                 45,400         627,324
--------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd.                            8,275       2,129,039
--------------------------------------------------------------------------------
Royal Bank of Canada                                      21,500         624,859
--------------------------------------------------------------------------------
Teck Cominco Ltd. -Class B                               349,100       1,932,829
================================================================================
                                                                       5,314,051
================================================================================

DENMARK--3.00%

A P Moller - Maersk A.S. -Class B                            530       2,324,733
--------------------------------------------------------------------------------
Novo Nordisk A.S. -Class B                                47,402       2,269,358
================================================================================
                                                                       4,594,091
================================================================================

FINLAND--1.55%

Nokia Oyj                                                202,845       2,373,947
================================================================================

FRANCE--3.80%

Axa S.A.                                                  44,842         544,297
--------------------------------------------------------------------------------
BNP Paribas                                               21,669         895,623
--------------------------------------------------------------------------------
Bouygues S.A.                                             97,492       3,476,996
--------------------------------------------------------------------------------
Legrand S.A.                                              42,360         736,167
--------------------------------------------------------------------------------
Sanofi-Aventis S.A.                                        2,938         164,818
================================================================================
                                                                       5,817,901
================================================================================

GERMANY--2.88%

Bayerische Motoren Werke AG                               24,443         707,389
--------------------------------------------------------------------------------
Bilfinger Berger AG                                       38,876       1,469,995
--------------------------------------------------------------------------------
Deutsche Lufthansa AG                                    101,973       1,106,507
--------------------------------------------------------------------------------
E.ON AG                                                   13,038         362,086
--------------------------------------------------------------------------------
RWE AG                                                     5,790         406,930
--------------------------------------------------------------------------------
ThyssenKrupp AG                                           20,463         357,933
================================================================================
                                                                       4,410,840
================================================================================

GREECE--0.36%

National Bank of Greece S.A.                              36,584         556,358
================================================================================

                                                         SHARES        VALUE
--------------------------------------------------------------------------------

HONG KONG--0.86%

Cheung Kong (Holdings) Ltd.                              153,000   $   1,317,672
================================================================================

IRELAND--1.27%

Kerry Group PLC -Class A                                  96,161       1,947,671
================================================================================

ITALY--0.71%

Enel S.p.A.                                              121,731         584,058
--------------------------------------------------------------------------------
Eni S.p.A.                                                26,219         504,635
================================================================================
                                                                       1,088,693
================================================================================

JAPAN--11.72%

Asahi Breweries, Ltd.                                    137,700       1,654,556
--------------------------------------------------------------------------------
Astellas Pharma Inc.                                     110,700       3,407,847
--------------------------------------------------------------------------------
Brother Industries, Ltd.                                 161,100       1,184,824
--------------------------------------------------------------------------------
Canon Inc.                                                67,100       1,956,401
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                             6,500         142,954
--------------------------------------------------------------------------------
Fast Retailing Co., Ltd.                                  12,200       1,395,156
--------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                        193,000         546,235
--------------------------------------------------------------------------------
Hitachi, Ltd.                                            245,000         672,556
--------------------------------------------------------------------------------
Japan Steel Works, Ltd. (The)                             89,000         837,876
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                     243,300       1,194,711
--------------------------------------------------------------------------------
Nitori Co., Ltd.                                           2,200         122,630
--------------------------------------------------------------------------------
NTT Data Corp.                                               341         934,507
--------------------------------------------------------------------------------
Sojitz Corp.                                           1,222,100       1,453,224
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                            34,800       1,206,276
--------------------------------------------------------------------------------
Toyo Suisan Kaisha, Ltd.                                  54,000       1,104,214
--------------------------------------------------------------------------------
Toyota Motor Corp.                                         4,600         147,468
================================================================================
                                                                      17,961,435
================================================================================

NORWAY--0.99%

StatoilHydro A.S.A.                                       63,449       1,108,610
--------------------------------------------------------------------------------
Tandberg A.S.A.                                           27,800         409,803
================================================================================
                                                                       1,518,413
================================================================================

SINGAPORE--0.26%

Jardine Matheson Holdings Ltd.                            22,000         400,400
================================================================================

SWEDEN--0.92%

Nordea Bank A.B.                                         109,568         546,328
--------------------------------------------------------------------------------
Swedbank A.B. -Class A (a)                                91,900         307,350
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson -Class B                  69,132         561,555
================================================================================
                                                                       1,415,233
================================================================================

SWITZERLAND--0.87%

Nestle S.A.                                               13,480         455,838
--------------------------------------------------------------------------------
Novartis AG                                               23,230         877,076
================================================================================
                                                                       1,332,914
================================================================================

UNITED KINGDOM--8.44%

AstraZeneca PLC                                           85,422       3,012,682
--------------------------------------------------------------------------------
BHP Billiton PLC                                          28,955         575,333
--------------------------------------------------------------------------------
British American Tobacco PLC                             179,124       4,145,088
--------------------------------------------------------------------------------
HSBC Holdings PLC                                        127,988         725,291
--------------------------------------------------------------------------------
Ladbrokes PLC                                            426,006       1,114,062
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL EQUITY FUND


                                                         SHARES        VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Royal Dutch Shell PLC -Class B                            39,876   $     873,932
--------------------------------------------------------------------------------
Standard Chartered PLC                                   180,893       2,248,723
--------------------------------------------------------------------------------
Vodafone Group PLC                                       136,506         238,443
================================================================================
                                                                      12,933,554
================================================================================

UNITED STATES--47.78%

Amgen Inc. (a)                                            30,900       1,530,168
--------------------------------------------------------------------------------
Apple Inc. (a)                                             2,300         241,776
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                             95,089       2,686,264
--------------------------------------------------------------------------------
Big Lots, Inc. (a)                                        22,400         465,472
--------------------------------------------------------------------------------
Chevron Corp.                                             77,434       5,206,662
--------------------------------------------------------------------------------
ConocoPhillips                                            71,880       2,814,821
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                         72,500         703,250
--------------------------------------------------------------------------------
EMC Corp. (a)                                             42,000         478,800
--------------------------------------------------------------------------------
Energen Corp.                                             64,551       1,880,371
--------------------------------------------------------------------------------
ENSCO International Inc.                                  54,500       1,438,800
--------------------------------------------------------------------------------
Express Scripts, Inc. (a)                                 47,356       2,186,426
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        110,765       7,543,096
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          355,828       4,622,206
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           16,508       1,750,178
--------------------------------------------------------------------------------
InterDigital, Inc. (a)                                    89,300       2,305,726
--------------------------------------------------------------------------------
International Business Machines Corp.                     57,041       5,526,702
--------------------------------------------------------------------------------
Johnson & Johnson                                         26,464       1,392,006
--------------------------------------------------------------------------------
Lexmark International, Inc. -Class A (a)                 101,200       1,707,244
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     45,736       3,157,156
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               59,000       1,194,750
--------------------------------------------------------------------------------
McDonald's Corp.                                          86,211       4,704,534
--------------------------------------------------------------------------------
Microsoft Corp.                                          286,297       5,259,276
--------------------------------------------------------------------------------
Mirant Corp. (a)                                          68,617         782,234
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                    23,628       1,031,126
--------------------------------------------------------------------------------
Pfizer Inc.                                               67,027         912,908
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                19,337         910,579
--------------------------------------------------------------------------------
Qlogic Corp. (a)                                         136,400       1,516,768
--------------------------------------------------------------------------------
State Street Corp.                                        70,765       2,178,147
--------------------------------------------------------------------------------
Texas Instruments Inc.                                    43,164         712,638
--------------------------------------------------------------------------------
Valeant Pharmaceuticals International (a)                131,500       2,339,385
--------------------------------------------------------------------------------
Windstream Corp.                                         430,742       3,471,781
--------------------------------------------------------------------------------
Wyeth                                                     13,300         572,432
================================================================================
                                                                      73,223,682
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $211,155,357)                                            148,177,039
================================================================================

MONEY MARKET FUNDS--2.65%

Liquid Assets Portfolio -Institutional
   Class(b)                                            2,031,360       2,031,360
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(b)              2,031,360       2,031,360
================================================================================
   Total Money Market Funds
      (Cost $4,062,720)                                                4,062,720
================================================================================
TOTAL INVESTMENTS--99.35%
   (Cost $215,218,077)                                               152,239,759
================================================================================
OTHER ASSETS LESS LIABILITIES-0.65%                                      998,502
================================================================================
NET ASSETS--100.00%                                                $ 153,238,261
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM GLOBAL EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing

AIM GLOBAL EQUITY FUND
     transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                       INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
--------------------------------------------------------------------------------
Level 1                                 $118,092,125                $93,469
--------------------------------------------------------------------------------
Level 2                                   34,147,634                     --
--------------------------------------------------------------------------------
Level 3                                           --                     --
================================================================================
                                        $152,239,759                $93,469
================================================================================

* Other investments include futures contracts, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                               OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          NUMBER OF       MONTH/                     UNREALIZED
       CONTRACT           CONTRACTS     COMMITMENT        VALUE     APPRECIATION
--------------------------------------------------------------------------------
Dow Jones Euro STOXX 50       19      June-2009/Long   $  502,930     $ 9,208
--------------------------------------------------------------------------------
E-mini S&P 500                33      June-2009/Long    1,311,420      32,505
--------------------------------------------------------------------------------
FTSE 100 Index                 4      June-2009/Long      222,945       3,763
--------------------------------------------------------------------------------
SGX Nikkei 225                 8      June-2009/Long      328,386      47,993
================================================================================
   TOTAL                                               $2,365,681     $93,469
================================================================================

AIM GLOBAL EQUITY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $40,637,329 and $54,539,496, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  1,668,242
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (65,697,032)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(64,028,790)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $216,268,549.

                           AIM INCOME ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            INCAL-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM INCOME ALLOCATION FUND


SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

AIM INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.10%(a)


                                                                                                      CHANGE IN
                                                                                                     UNREALIZED
                                               % OF NET      VALUE       PURCHASES     PROCEEDS     APPRECIATION
                                                ASSETS      12/31/08      AT COST     FROM SALES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS-19.00%
AIM Diversified Dividend Fund                   12.44%    $ 9,764,054   $  287,955   $  (429,671)   $(1,078,690)
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               6.56%      4,947,975      158,349      (229,213)      (476,269)
------------------------------------------------------------------------------------------------------------------
Total Domestic Equity Funds                                14,712,029      446,304      (658,884)    (1,554,959)
------------------------------------------------------------------------------------------------------------------
FIXED-INCOME FUNDS-72.71%
AIM Core Bond Fund                              19.93%     14,066,066      429,707      (697,023)      (511,385)
------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                           6.88%      4,262,242      184,987      (229,890)       455,771
------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                             13.89%      9,122,687      504,224      (472,813)       253,503
------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  9.09%      6,453,158      248,845      (317,145)      (267,408)
------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund              5.92%      4,303,298       91,857      (206,208)      (292,851)
------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                         7.14%      4,971,157      147,292      (248,592)      (129,871)
------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                         9.86%      6,707,209      176,819      (336,347)       (70,793)
------------------------------------------------------------------------------------------------------------------
Total Fixed-Income Funds                                   49,885,817    1,783,731    (2,508,018)      (563,034)
------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS-3.58%
AIM International Core Equity Fund               3.58%      2,792,639       74,699      (123,773)      (254,629)
------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUNDS-4.81%
AIM Select Real Estate Income Fund               4.81%      3,875,393      140,383      (169,239)      (517,973)
==================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $91,664,779)                          100.10%    $71,265,878   $2,445,117   $(3,459,914)   $(2,890,595)
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                   (0.10)%
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     100.00%
==================================================================================================================



                                                 REALIZED    DIVIDEND     SHARES       VALUE
                                               GAIN (LOSS)    INCOME     03/31/09     03/31/09
-----------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS-19.00%
AIM Diversified Dividend Fund                  $  (349,328)  $ 63,859   1,072,555   $ 8,194,320
-----------------------------------------------------------------------------------------------
AIM Utilities Fund                                 (80,541)    38,832     373,083     4,320,301
-----------------------------------------------------------------------------------------------
Total Domestic Equity Funds                       (429,869)   102,691                12,514,621
-----------------------------------------------------------------------------------------------
FIXED-INCOME FUNDS-72.71%
AIM Core Bond Fund                                (162,947)   168,259   1,598,589    13,124,418
-----------------------------------------------------------------------------------------------
AIM Floating Rate Fund                            (140,632)    80,177     788,257     4,532,478
-----------------------------------------------------------------------------------------------
AIM High Yield Fund                               (256,761)   295,063   3,177,375     9,150,840
-----------------------------------------------------------------------------------------------
AIM Income Fund                                   (131,221)   121,855   1,376,145     5,986,229
-----------------------------------------------------------------------------------------------
AIM International Total Return Fund                  3,418     17,158     382,305     3,899,514
-----------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                           (40,912)    57,652     566,154     4,699,074
-----------------------------------------------------------------------------------------------
AIM U.S. Government Fund                            19,028     72,240     713,837     6,495,916
-----------------------------------------------------------------------------------------------
Total Fixed-Income Funds                          (710,027)   812,404                47,888,469
-----------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS-3.58%
AIM International Core Equity Fund                (129,071)        --     329,130     2,359,865
-----------------------------------------------------------------------------------------------
REAL ESTATE FUNDS-4.81%
AIM Select Real Estate Income Fund                (162,952)    35,805     697,271     3,165,612
===============================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $91,664,779)                          $(1,431,919)  $950,900               $65,928,567
-----------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                           (64,031)
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $65,864,536
===============================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM INCOME ALLOCATION FUND

          Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $65,928,567
--------------------------------------------------------------------------------
Level 2                                                                      --
--------------------------------------------------------------------------------
Level 3                                                                      --
================================================================================
                                                                    $65,928,567
================================================================================

AIM INCOME ALLOCATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $2,445,117 and $3,459,914, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    394,394
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (28,002,440)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(27,608,046)
==================================================================================
Cost of investments for tax purposes is $93,536,613.

                            AIM INDEPENDENCE NOW FUND
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
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invescoaim.com             IND-QTR-1 03/09            Invesco Aim Advisors, Inc.

AIM INDEPENDENCE FUNDS

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

AIM INDEPENDENCE FUNDS
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--100.57%(a)


                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                 % OF NET      VALUE     PURCHASES    PROCEEDS     APPRECIATION
                                                                  ASSETS     12/31/08     AT COST    FROM SALES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--20.23%
AIM Diversified Dividend Fund                                      3.55%    $   62,454    $ 12,739   $  (2,886)      $ (7,717)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                         2.07%        32,501       7,653      (1,803)          (593)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                          2.14%        37,200       7,653      (1,802)        (4,101)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                   0.57%         9,943       2,137        (503)        (1,086)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF              2.21%        36,359       7,409      (3,880)           973
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF               2.34%        43,611       7,413      (3,894)        (4,878)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)           0.83%        14,740       2,733      (1,423)          (827)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF               0.76%        14,566       2,764      (1,427)        (1,866)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                            4.88%        89,607      18,075      (9,430)        (6,869)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                  0.88%        16,256       3,357      (1,776)        (1,377)
================================================================================================================================
Total Domestic Equity Funds                                                    357,237      71,933     (28,824)       (28,341)
================================================================================================================================
FIXED-INCOME FUNDS--69.97%
AIM Core Bond Fund                                                24.48%       397,074      68,411     (14,880)       (17,854)
--------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                             5.48%        76,285      17,650      (3,778)         7,922
--------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                2.58%        38,379       8,910      (1,772)           624
--------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                4.17%        69,947      10,697      (2,443)        (4,957)
--------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                                 3.41%        54,048       7,775      (1,786)          (292)
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                          18.30%       293,846      49,062     (10,674)        (9,498)
--------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                          11.55%       183,039      26,608      (5,760)        (1,663)
================================================================================================================================
Total Fixed-Income Funds                                                     1,112,618     189,113     (41,093)       (25,718)
================================================================================================================================
FOREIGN EQUITY FUNDS--4.44%
AIM International Core Equity Fund                                 0.54%         9,317       2,118        (499)          (994)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                      1.50%        23,678       5,414      (1,275)          (291)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF     1.36%        26,317       5,467      (2,834)        (2,843)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF      1.04%        19,118       4,333      (2,257)        (1,021)
================================================================================================================================
Total Foreign Equity Funds                                                      78,430      17,332      (6,865)        (5,149)
================================================================================================================================
REAL ESTATE FUNDS--2.08%
AIM Select Real Estate Income Fund                                 2.08%        36,846       8,901      (1,999)        (5,330)
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.85%
Liquid Assets Portfolio                                            3.85%        71,405      20,225     (24,169)            --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                  0.00%         8,316      10,770     (19,086)            --
================================================================================================================================
Total Money Market Funds                                                        79,721      30,995     (43,255)            --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $2,135,881)   100.57%    $1,664,852    $318,274   $(122,036)      $(64,538)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                     (0.57)%
================================================================================================================================
NET ASSETS                                                       100.00%
================================================================================================================================



                                                                 REALIZED
                                                                   GAIN      DIVIDEND    SHARES       VALUE
                                                                  (LOSS)      INCOME    03/31/09    03/31/09
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--20.23%
AIM Diversified Dividend Fund                                    $ (2,273)    $   487     8,157    $   62,317
--------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                         (1,396)         --     5,762        36,362
--------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                          (1,471)         --     6,134        37,479
--------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                     (482)         --     1,343        10,009
--------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF              (2,169)         --     3,724        38,692
--------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF               (1,291)         36     3,298        40,961
--------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)             (702)         --     1,497        14,521
--------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                 (624)         21     1,497        13,413
--------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                            (5,710)        286     2,934        85,673
--------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                    (956)         17       565        15,504
==============================================================================================================
Total Domestic Equity Funds                                       (17,074)        847                 354,931
==============================================================================================================
FIXED-INCOME FUNDS--69.97%
AIM Core Bond Fund                                                 (3,378)      5,229    52,299       429,373
--------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                             (2,000)      1,612    16,709        96,079
--------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                  (852)      1,385    15,725        45,289
--------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                   (21)        322     7,179        73,223
--------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                                     82         193     5,698        59,827
--------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                           (1,741)      3,740    38,674       320,995
--------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                              332       2,151    22,259       202,556
==============================================================================================================
Total Fixed-Income Funds                                           (7,578)     14,632               1,227,342
==============================================================================================================
FOREIGN EQUITY FUNDS-4.44%
AIM International Core Equity Fund                                   (415)         --     1,329         9,527
--------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                      (1,281)         --     1,489        26,245
--------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF     (2,255)         --     1,048        23,852
--------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF      (1,856)         54     2,072        18,317
==============================================================================================================
Total Foreign Equity Funds                                         (5,807)         54                  77,941
==============================================================================================================
REAL ESTATE FUNDS--2.08%
AIM Select Real Estate Income Fund                                 (1,926)        414     8,038        36,492
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.85%
Liquid Assets Portfolio                                                --         166    67,461        67,461
--------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                      --           1        --            --
==============================================================================================================
Total Money Market Funds                                               --         167                  67,461
==============================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $2,135,881)   $(32,385)    $16,114              $1,764,167
==============================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                         (10,066)
==============================================================================================================
NET ASSETS                                                                                         $1,754,101
==============================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS

March 31, 2009
(Unaudited)

AIM INDEPENDENCE 2010 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--100.13%(a)


                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                 % OF NET      VALUE     PURCHASES    PROCEEDS     APPRECIATION
                                                                  ASSETS     12/31/08     AT COST    FROM SALES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--21.94%
AIM Diversified Dividend Fund                                      3.82%    $  188,829    $ 34,094   $ (22,938)      $ (8,985)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                         2.30%       102,759      20,673     (14,460)         8,732
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                          2.32%       114,864      20,673     (14,460)        (2,504)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                   0.72%        35,877       6,707      (4,692)        (1,004)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF              2.36%       103,823      17,203     (12,082)         4,029
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF               2.46%       122,838      17,174     (12,086)       (11,918)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)           0.97%        46,132       7,018      (4,943)        (1,891)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF               0.88%        45,415       7,039      (4,944)        (4,529)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                            5.07%       252,653      41,526     (29,196)       (12,453)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                  1.04%        52,277       8,569      (6,001)        (3,146)
================================================================================================================================
Total Domestic Equity Funds                                                  1,065,467     180,676    (125,802)       (33,669)
================================================================================================================================
FIXED-INCOME FUNDS-69.92%
AIM Core Bond Fund                                                25.12%     1,106,268     171,815    (110,248)       (32,272)
--------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                             5.06%       193,933      39,874     (25,121)        28,379
--------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                3.76%       153,528      31,738     (18,448)         8,851
--------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                4.09%       185,570      25,549     (17,320)       (12,637)
--------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                                 0.62%        26,229       3,459      (2,355)          (143)
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                          14.76%       641,329      97,191     (62,410)       (13,742)
--------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                          16.51%       701,210      93,776     (59,957)        (8,955)
================================================================================================================================
Total Fixed-Income Funds                                                     3,008,067     463,402    (295,859)       (30,519)
================================================================================================================================
FOREIGN EQUITY FUNDS--5.43%
AIM International Core Equity Fund                                 0.70%        34,368       6,699      (4,686)        (1,101)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                      1.92%        86,002      16,799     (11,751)         4,780
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF     1.59%        84,663      14,027      (9,900)        (5,862)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF      1.22%        61,399      11,228      (7,873)        (1,308)
================================================================================================================================
Total Foreign Equity Funds                                                     266,432      48,753     (34,210)        (3,491)
================================================================================================================================
REAL ESTATE FUNDS--2.10%
AIM Select Real Estate Income Fund                                 2.10%       106,418      22,081     (14,719)        (4,360)
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.74%
Liquid Assets Portfolio                                            0.54%        27,720      75,015     (78,667)            --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                  0.20%        13,751      70,771     (75,762)            --
================================================================================================================================
Total Money Market Funds                                                        41,471     145,786    (154,429)            --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $5,277,350)   100.13%    $4,487,855    $860,698   $(625,019)      $(72,039)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                     (0.13)%
================================================================================================================================
NET ASSETS                                                       100.00%
================================================================================================================================


                                                                 REALIZED
                                                                   GAIN       DIVIDEND    SHARES       VALUE
                                                                  (LOSS)       INCOME    03/31/09    03/31/09
---------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--21.94%
AIM Diversified Dividend Fund                                    $ (22,479)    $ 1,301     22,058   $  168,521
---------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                         (16,072)         --     16,106      101,632
---------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                          (15,904)         --     16,803      102,669
---------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                    (4,939)         --      4,288       31,949
---------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF               (8,606)         --     10,045      104,367
---------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                (7,308)         96      8,752      108,700
---------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)            (3,675)         --      4,396       42,641
---------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                (4,265)         61      4,321       38,716
---------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                            (28,508)        753      7,672      224,022
---------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                   (5,572)         52      1,681       46,127
===============================================================================================================
Total Domestic Equity Funds                                       (117,328)      2,263                 969,344
===============================================================================================================
FIXED-INCOME FUNDS--69.92%
AIM Core Bond Fund                                                 (25,794)     14,195    135,173    1,109,769
---------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                             (13,403)      3,954     38,898      223,662
---------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                 (9,768)      5,361     57,605      165,901
---------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                   (640)        788     17,698      180,522
---------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                                      38          92      2,593       27,228
---------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                           (10,250)      7,965     78,568      652,118
---------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                             3,380       8,057     80,160      729,454
===============================================================================================================
Total Fixed-Income Funds                                           (56,437)     40,412               3,088,654
===============================================================================================================
FOREIGN EQUITY FUNDS--5.43%
AIM International Core Equity Fund                                  (4,334)         --      4,316       30,946
---------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                      (11,082)         --      4,807       84,748
---------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF     (12,440)         --      3,097       70,488
---------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF       (9,681)        160      6,082       53,765
===============================================================================================================
Total Foreign Equity Funds                                         (37,537)        160                 239,947
===============================================================================================================
REAL ESTATE FUNDS--2.10%
AIM Select Real Estate Income Fund                                 (16,820)      1,037     20,397       92,600
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.74%
Liquid Assets Portfolio                                                 --          71     24,068       24,068
---------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                       --          28      8,760        8,760
===============================================================================================================
Total Money Market Funds                                                --          99                  32,828
===============================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $5,277,350)   $(228,122)    $43,971              $4,423,373
===============================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                           (5,652)
===============================================================================================================
NET ASSETS                                                                                          $4,417,721
===============================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS

March 31, 2009
(Unaudited)


AIM INDEPENDENCE 2020 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--101.01%(a)

                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                    % OF NET     VALUE     PURCHASES   PROCEEDS    APPRECIATION
                                                                     ASSETS    12/31/08     AT COST   FROM SALES  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--36.30%
AIM Diversified Dividend Fund                                         5.13%   $  497,088  $  139,538  $ (13,689)    $ (66,823)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                            3.16%      274,172      84,695     (8,562)       (7,578)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                             3.16%      303,641      84,695     (8,562)      (36,520)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                      2.32%      222,855      64,276     (6,497)      (26,810)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                 3.14%      268,658      75,378         --        (9,914)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                  3.23%      316,848      75,463         --       (49,097)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)              3.02%      280,305      72,965         --       (31,657)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                  2.82%      278,986      73,097         --       (51,914)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                               6.92%      656,447     180,787         --      (101,044)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                     3.40%      323,413      88,489         --       (50,846)
================================================================================================================================
Total Domestic Equity Funds                                                    3,422,413     939,383    (37,310)     (432,203)
================================================================================================================================
FIXED-INCOME FUNDS--48.76%
AIM Core Bond Fund                                                   26.91%    2,443,830     605,969    (57,911)     (117,924)
--------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                                3.46%      268,860      85,708     (8,075)       25,772
--------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                   9.30%      774,963     240,859    (21,448)        5,324
--------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                   3.15%      296,042      66,336     (6,561)      (21,030)
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                              4.16%      374,391      91,015     (8,706)      (13,058)
--------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                              1.78%      159,410      34,374     (3,280)       (1,135)
================================================================================================================================
Total Fixed-Income Funds                                                       4,317,496   1,124,261   (105,981)     (122,051)
================================================================================================================================
FOREIGN EQUITY FUNDS--12.60%
AIM International Core Equity Fund                                    1.39%      131,293      39,115     (3,954)      (15,974)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                         3.21%      282,494      84,869     (8,580)       (8,098)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF        3.27%      326,745      90,694         --       (69,461)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small-- Mid Portfolio   2.36%      216,720      58,548         --       (24,619)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF         2.37%      222,255      66,963         --       (37,269)
================================================================================================================================
Total Foreign Equity Funds                                                     1,179,507     340,189    (12,534)     (155,421)
================================================================================================================================
REAL ESTATE FUNDS--2.21%
AIM Real Estate Fund                                                  1.96%      213,093      69,848     (6,813)      (59,220)
--------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                                    0.25%       25,003       7,785       (757)       (4,182)
================================================================================================================================
Total Real Estate Funds                                                          238,096      77,633     (7,570)      (63,402)
================================================================================================================================
MONEY MARKET FUNDS--1.14%
Liquid Assets Portfolio                                               0.57%        9,338     391,959   (340,731)           --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                     0.57%        9,338     391,959   (340,731)           --
================================================================================================================================
Total Money Market Funds                                                          18,676     783,918   (681,462)           --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $13,888,349)     101.01%   $9,176,188  $3,265,384  $(844,857)    $(773,077)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                        (1.01)%
================================================================================================================================
NET ASSETS                                                          100.00%
================================================================================================================================

                                                                      REALIZED   DIVIDEND   SHARES      VALUE
                                                                    GAIN (LOSS)   INCOME   03/31/09    03/31/09
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS-36.30%
AIM Diversified Dividend Fund                                       $(10,398)    $ 4,121     71,429  $   545,716
----------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                            (6,942)         --     53,215      335,785
----------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                             (7,164)         --     55,006      336,090
----------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                      (7,468)         --     33,068      246,356
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                     --          --     32,158      334,122
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                      --         293     27,634      343,214
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)                  --          --     33,156      321,613
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                      --         454     33,501      300,169
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                   --       2,394     25,212      736,190
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                         --         394     13,158      361,056
================================================================================================================
Total Domestic Equity Funds                                          (31,972)      7,656               3,860,311
================================================================================================================
FIXED-INCOME FUNDS--48.76%
AIM Core Bond Fund                                                   (12,254)     33,097    348,564    2,861,710
----------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                                (4,500)      5,850     63,959      367,765
----------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                  (10,045)     28,684    343,630      989,653
----------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                      114       1,436     32,833      334,901
----------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                              (1,348)      4,897     53,288      442,294
----------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund                                                 126       1,924     20,824      189,495
================================================================================================================
Total Fixed-Income Funds                                             (27,907)     75,888               5,185,818
================================================================================================================
FOREIGN EQUITY FUNDS-12.60%
AIM International Core Equity Fund                                    (3,011)         --     20,567      147,469
----------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                         (8,910)         --     19,386      341,775
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF            --          --     15,289      347,978
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio        --          --     19,988      250,649
----------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF             --         726     28,501      251,949
================================================================================================================
Total Foreign Equity Funds                                           (11,921)        726               1,339,820
================================================================================================================
REAL ESTATE FUNDS--2.21%
AIM Real Estate Fund                                                  (8,606)      2,451     20,727      208,302
----------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                                      (705)        297      5,979       27,144
================================================================================================================
Total Real Estate Funds                                               (9,311)      2,748                 235,446
================================================================================================================
MONEY MARKET FUNDS--1.14%
Liquid Assets Portfolio                                                   --          70     60,566       60,566
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                         --          62     60,566       60,566
================================================================================================================
Total Money Market Funds                                                  --         132                 121,132
================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $13,888,349)     $(81,111)    $87,150             $10,742,527
================================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                           (107,727)
================================================================================================================
NET ASSETS                                                                                           $10,634,800
================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS

March 31, 2009
(Unaudited)


AIM INDEPENDENCE 2030 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--101.44%(a)

                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                    % OF NET     VALUE     PURCHASES   PROCEEDS    APPRECIATION
                                                                     ASSETS    12/31/08     AT COST   FROM SALES  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--51.10%
AIM Diversified Dividend Fund                                           6.71% $  494,259  $  121,726  $ (11,512)    $ (65,437)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                              4.07%    268,141      74,049     (7,243)       (7,388)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                               4.12%    300,720      74,049     (7,243)      (35,564)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                        3.90%    284,156      72,830     (7,124)      (33,224)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                   4.04%    264,716      70,200     (7,623)       (3,027)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                    4.22%    316,067      70,194     (7,639)      (42,169)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)                4.96%    351,079      85,554     (9,280)      (30,541)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                    4.65%    350,783      85,616     (9,290)      (54,620)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                 8.99%    652,286     169,131    (18,384)      (80,227)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                       5.44%    396,452     101,803    (11,079)      (49,756)
================================================================================================================================
Total Domestic Equity Funds                                                    3,678,659     925,152    (96,417)     (401,953)
================================================================================================================================
FIXED-INCOME FUNDS--27.08%
AIM Core Bond Fund                                                     14.45%    997,114     213,914    (19,635)      (47,535)
--------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                                  0.35%     20,562       5,765       (521)        1,851
--------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                    11.62%    733,862     202,392    (17,203)        7,103
--------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                     0.33%     23,732       4,554       (435)       (1,623)
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                                0.33%     22,551       4,729       (434)         (787)
================================================================================================================================
Total Fixed-Income Funds                                                       1,797,821     431,354    (38,228)      (40,991)
================================================================================================================================
FOREIGN EQUITY FUNDS--18.38%
AIM International Core Equity Fund                                      1.79%    128,372      34,070     (3,333)      (15,607)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                           5.10%    339,979      90,949     (8,897)      (12,536)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF          4.51%    343,825      90,599     (9,810)      (59,765)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small -- Mid Portfolio    3.59%    248,265      66,995     (7,151)      (19,323)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF           3.39%    242,970      69,720     (7,548)      (30,069)
================================================================================================================================
Total Foreign Equity Funds                                                     1,303,411     352,333    (36,739)     (137,300)
================================================================================================================================
REAL ESTATE FUNDS--3.14%
AIM Global Real Estate Fund                                             2.91%    218,253      64,816     (6,256)      (37,592)
--------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                                    0.23%     18,816       5,544       (521)       (5,147)
================================================================================================================================
Total Real Estate Funds                                                          237,069      70,360     (6,777)      (42,739)
================================================================================================================================
MONEY MARKET FUNDS--0.74%
Liquid Assets Portfolio                                                 0.37%     37,481     323,260   (331,643)           --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                       0.37%     37,481     323,260   (331,643)           --
================================================================================================================================
Total Money Market Funds                                                          74,962     646,520   (663,286)           --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $11,176,693)       100.44% $7,091,922  $2,425,719  $(841,447)    $(622,983)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                          (0.44)%
================================================================================================================================
NET ASSETS                                                            100.00%
================================================================================================================================



                                                                      REALIZED   DIVIDEND   SHARES      VALUE
                                                                    GAIN (LOSS)   INCOME   03/31/09    03/31/09
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--51.10%
AIM Diversified Dividend Fund                                        $  (9,812)   $ 4,043    69,270   $  529,224
----------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                              (6,625)        --    50,861      320,934
----------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                               (7,280)        --    53,140      324,682
----------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                        (8,859)        --    41,313      307,779
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                   (5,449)        --    30,685      318,817
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                    (3,498)       288    26,808      332,955
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)                (5,979)        --    40,292      390,833
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                    (5,846)       561    40,920      366,643
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                (13,917)     2,332    24,277      708,889
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                       (8,231)       474    15,641      429,189
================================================================================================================
Total Domestic Equity Funds                                            (75,496)     7,698              4,029,945
================================================================================================================
FIXED-INCOME FUNDS--27.08%
AIM Core Bond Fund                                                      (4,273)    13,184   138,804    1,139,585
----------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                                    (228)       439     4,770       27,429
----------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                     (9,335)    26,531   318,340      916,819
----------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                                        (37)       113     2,568       26,191
----------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                                   (58)       288     3,133       26,001
================================================================================================================
Total Fixed-Income Funds                                               (13,931)    40,555              2,136,025
================================================================================================================
FOREIGN EQUITY FUNDS--18.38%
AIM International Core Equity Fund                                      (2,616)        --    19,649      140,886
----------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                           (7,731)        --    22,789      401,764
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF          (8,883)        --    15,640      355,966
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small -- Mid Portfolio    (5,833)        --    22,564      282,953
----------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF           (7,566)       780    30,261      267,507
================================================================================================================
Total Foreign Equity Funds                                             (32,629)       780              1,449,076
================================================================================================================
REAL ESTATE FUNDS--3.14%
AIM Global Real Estate Fund                                             (9,576)       868    39,662      229,645
----------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                                      (695)       215     1,791       17,997
================================================================================================================
Total Real Estate Funds                                                (10,271)     1,083                247,642
================================================================================================================
MONEY MARKET FUNDS--0.74%
Liquid Assets Portfolio                                                     --         91    29,098       29,098
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                           --         78    29,098       29,098
================================================================================================================
Total Money Market Funds                                                    --        169                 58,196
================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $11,176,693)      $(132,327)   $50,285             $7,920,884
================================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                            (34,319)
================================================================================================================
NET ASSETS                                                                                            $7,886,565
================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS

March 31, 2009
(Unaudited)


AIM INDEPENDENCE 2040 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--99.84%(a)

                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                    % OF NET     VALUE     PURCHASES   PROCEEDS    APPRECIATION
                                                                     ASSETS    12/31/08     AT COST   FROM SALES  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--58.81%
AIM Diversified Dividend Fund                                           7.59% $  273,968  $   75,007  $ (14,488)    $ (28,193)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                              4.70%    152,650      45,629     (9,084)          845
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                               4.69%    167,890      45,629     (9,084)      (14,285)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                        4.54%    162,777      45,629     (9,084)      (11,578)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                   4.67%    150,554      40,036     (5,593)         (576)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                    4.77%    175,414      40,028     (5,594)      (22,365)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)                5.79%    202,062      49,823     (6,948)      (16,101)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                    5.40%    200,823      49,819     (6,974)      (29,310)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                10.27%    367,194      96,004    (13,520)      (40,690)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                       6.39%    229,676      59,390     (8,340)      (26,068)
================================================================================================================================
Total Domestic Equity Funds                                                    2,083,008     546,994    (88,709)     (188,321)
================================================================================================================================
FIXED-INCOME FUNDS--14.95%
AIM Core Bond Fund                                                      6.12%    206,209      49,959     (9,397)       (8,741)
--------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                     8.83%    273,861      82,766    (14,488)        7,044
================================================================================================================================
Total Fixed-Income Funds                                                         480,070     132,725    (23,885)       (1,697)
================================================================================================================================
FOREIGN EQUITY FUNDS--21.60%
AIM International Core Equity Fund                                      2.16%     76,433      21,988     (4,378)       (7,289)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                           6.11%    200,896      58,255    (11,598)         (508)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF          5.03%    190,016      49,642     (6,964)      (30,387)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio      4.33%    149,086      39,239     (5,462)      (10,250)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF           3.97%    140,992      39,997     (5,609)      (14,994)
================================================================================================================================
Total Foreign Equity Funds                                                       757,423     209,121    (34,011)      (63,428)
================================================================================================================================
REAL ESTATE FUNDS--3.82%
AIM Global Real Estate Fund                                             3.82%    141,477      45,006     (8,849)      (14,533)
================================================================================================================================
MONEY MARKET FUNDS--0.66%
Liquid Assets Portfolio                                                 0.33%     25,689     188,469   (201,444)           --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                       0.33%     25,689     188,469   (201,444)           --
================================================================================================================================
Total Money Market Funds                                                          51,378     376,938   (402,888)           --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $5,272,350)         99.84% $3,513,356  $1,310,784  $(558,342)    $(267,979)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                           0.16%
================================================================================================================================
NET ASSETS                                                            100.00%
================================================================================================================================



                                                                      REALIZED   DIVIDEND   SHARES      VALUE
                                                                    GAIN (LOSS)   INCOME   03/31/09    03/31/09
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--58.81%
AIM Diversified Dividend Fund                                        $ (13,677)   $ 2,237    38,300   $  292,617
----------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                              (8,816)        --    28,720      181,224
----------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                               (9,431)        --    29,578      180,719
----------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                       (12,597)        --    23,510      175,147
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                   (4,435)        --    17,323      179,986
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                    (3,443)       160    14,818      184,040
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)                (5,435)        --    23,031      223,401
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                    (6,334)       321    23,217      208,024
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                (12,890)     1,313    13,565      396,098
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                       (8,219)       274     8,981      246,439
================================================================================================================
Total Domestic Equity Funds                                            (85,277)     4,305              2,267,695
================================================================================================================
FIXED-INCOME FUNDS--14.95%
AIM Core Bond Fund                                                      (2,214)     2,758    28,723      235,816
----------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                     (8,496)     9,995   118,294      340,687
================================================================================================================
Total Fixed-Income Funds                                               (10,710)    12,753                576,503
================================================================================================================
FOREIGN EQUITY FUNDS--21.60%
AIM International Core Equity Fund                                      (3,664)        --    11,588       83,090
----------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                          (11,462)        --    13,363      235,583
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF          (8,301)        --     8,524      194,006
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio      (5,655)        --    13,314      166,958
----------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF           (7,268)       450    17,321      153,118
================================================================================================================
Total Foreign Equity Funds                                             (36,350)       450                832,755
================================================================================================================
REAL ESTATE FUNDS--3.82%
AIM Global Real Estate Fund                                            (15,839)       557    25,434      147,262
================================================================================================================
MONEY MARKET FUNDS--0.66%
Liquid Assets Portfolio                                                     --         54    12,714       12,714
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                           --         48    12,714       12,714
================================================================================================================
Total Money Market Funds                                                    --        102                 25,428
================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $5,272,350)       $(148,176)   $18,167             $3,849,643
================================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                              6,162
================================================================================================================
NET ASSETS                                                                                            $3,855,805
================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS

March 31, 2009
(Unaudited)


AIM INDEPENDENCE 2050 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS--101.27%(a)

                                                                                                                     CHANGE IN
                                                                                                                    UNREALIZED
                                                                    % OF NET     VALUE     PURCHASES   PROCEEDS    APPRECIATION
                                                                     ASSETS    12/31/08     AT COST   FROM SALES  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--65.55%
AIM Diversified Dividend Fund                                          8.52%  $  180,024   $ 37,928   $ (10,108)    $ (18,431)
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                             5.15%      98,051     22,847      (6,317)          204
--------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                              5.21%     109,378     22,846      (6,317)       (9,407)
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                       5.02%     105,208     22,846      (6,317)       (7,455)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                  5.20%      97,102     21,352      (4,907)          121
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                   5.41%     115,015     21,346      (4,917)      (14,221)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)               6.50%     131,244     26,725      (6,133)       (9,983)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                   6.03%     130,203     26,692      (6,140)      (18,327)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                               11.38%     236,758     51,001     (11,806)      (25,084)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                      7.13%     149,040     31,930      (7,387)      (16,263)
================================================================================================================================
Total Domestic Equity Funds                                                    1,352,023    285,513     (70,349)     (118,846)
================================================================================================================================
FIXED-INCOME FUNDS--6.24%
AIM High Yield Fund                                                    6.24%     112,184     26,784      (6,317)        3,201
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS--23.87%
AIM International Core Equity Fund                                     2.44%      50,744     11,423      (3,159)       (4,292)
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                          6.83%     131,318     29,701      (8,212)         (748)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF         5.34%     117,318     25,677      (5,898)      (17,820)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio     4.95%      97,927     22,202      (4,917)       (5,945)
--------------------------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF          4.31%      89,114     21,362      (4,926)       (8,851)
================================================================================================================================
Total Foreign Equity Funds                                                       486,421    110,365     (27,112)      (37,656)
================================================================================================================================
REAL ESTATE FUNDS--4.19%
AIM Global Real Estate Fund                                            4.19%      91,422     23,179      (6,317)       (9,434)
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.42%
Liquid Assets Portfolio                                                0.71%      19,052    115,365    (119,268)           --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                      0.71%      19,052    115,365    (119,268)           --
================================================================================================================================
Total Money Market Funds                                                          38,104    230,730    (238,536)           --
================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $3,196,975)       101.27%  $2,080,154   $676,571   $(348,631)    $(162,735)
================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                         (1.27)%
================================================================================================================================
NET ASSETS                                                           100.00%
================================================================================================================================



                                                                      REALIZED   DIVIDEND   SHARES      VALUE
                                                                    GAIN (LOSS)   INCOME   03/31/09    03/31/09
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS--65.55%
AIM Diversified Dividend Fund                                        $ (8,729)    $1,374    23,650   $  180,684
----------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                             (5,543)        --    17,313      109,242
----------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                              (6,062)        --    18,075      110,438
----------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                       (7,948)        --    14,273      106,334
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio -- ETF                 (3,513)         --    10,602      110,155
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio -- ETF                   (2,462)        98     9,240      114,761
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio -- ETF(b)               (4,064)        --    14,205      137,789
----------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio -- ETF                   (4,524)       194    14,275      127,904
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000 Portfolio                                (9,531)       785     8,265      241,338
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio                      (6,071)       165     5,512      151,249
================================================================================================================
Total Domestic Equity Funds                                           (58,447)     2,616              1,389,894
================================================================================================================
FIXED-INCOME FUNDS--6.24%
AIM High Yield Fund                                                   (3,631)      3,938    45,910      132,221
----------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS--23.87%
AIM International Core Equity Fund                                     (2,932)        --     7,222       51,784
----------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                          (7,271)        --     8,213      144,788
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Portfolio -- ETF         (5,978)        --     4,978      113,299
----------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio     (4,407)        --     8,362      104,860
----------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers Portfolio -- ETF          (5,311)       263    10,338       91,388
================================================================================================================
Total Foreign Equity Funds                                            (25,899)       263                506,119
================================================================================================================
REAL ESTATE FUNDS--4.19%
AIM Global Real Estate Fund                                           (10,076)       333    15,332       88,774
----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.42%
Liquid Assets Portfolio                                                    --         30    15,149       15,149
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                          --         27    15,149       15,149
================================================================================================================
Total Money Market Funds                                                   --         57                 30,298
================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $3,196,975)       $(98,053)    $7,207             $2,147,306
================================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                           (27,032)
================================================================================================================
NET ASSETS                                                                                           $2,120,274
================================================================================================================

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedules of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INDEPENDENCE FUNDS


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in mutual funds and exchange-traded funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco PowerShares Capital Management LLC (" Invesco PowerShares Capital"), respectively. Invesco Aim and Invesco PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd..

A. SECURITY VALUATIONS -- Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value

AIM INDEPENDENCE FUNDS
     will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM INDEPENDENCE FUNDS


Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                       INVESTMENTS IN SECURITIES
                             ---------------------------------------------
FUND NAME                      Level 1     Level 2   Level 3      TOTAL
--------------------------------------------------------------------------
AIM Independence Now Fund    $ 1,764,167     $--       $--     $ 1,764,167
--------------------------------------------------------------------------
AIM Independence 2010 Fund     4,423,373      --        --       4,423,373
--------------------------------------------------------------------------
AIM Independence 2020 Fund    10,742,527      --        --      10,742,527
--------------------------------------------------------------------------
AIM Independence 2030 Fund     7,920,884      --        --       7,920,884
--------------------------------------------------------------------------
AIM Independence 2040 Fund     3,849,643      --        --       3,849,643
--------------------------------------------------------------------------
AIM Independence 2050 Fund     2,147,306      --        --       2,147,306
==========================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                 FOR THE THREE                             AT MARCH 31, 2009
                                  MONTHS ENDED       ------------------------------------------------------------
                                MARCH 31, 2009*        FEDERAL                                     NET UNREALIZED
                             ---------------------       TAX        UNREALIZED      UNREALIZED      APPRECIATION
                              PURCHASES     SALES       COST**     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund    $  287,279   $ 78,781   $ 2,244,308      $ 9,563      $  (489,704)     $  (480,141)
-----------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund      714,912    470,590     5,527,878       29,693       (1,134,198)      (1,104,505)
-----------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund    2,481,466    163,395    14,198,554        6,962       (3,462,989)      (3,456,027)
-----------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund    1,779,199    178,161    11,362,655           --       (3,441,771)      (3,441,771)
-----------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund      933,846    155,454     5,397,946           --       (1,548,303)      (1,548,303)
-----------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund      445,841    110,095     3,264,850           --       (1,117,544)      (1,117,544)
=================================================================================================================

*    Excludes U.S. Treasury obligations and money market funds, if any.

** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                        AIM INTERNATIONAL ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            INTAL-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND


SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)


AIM INTERNATIONAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.15%(a)

                                                                                                   CHANGE IN
                                                                                                  UNREALIZED
                                              % OF NET      VALUE      PURCHASES    PROCEEDS     APPRECIATION
                                               ASSETS     12/31/08      AT COST    FROM SALES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS-100.05%
AIM Developing Markets Fund                     4.92%   $  7,609,303  $    4,220  $   (648,181)  $   579,388
--------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund             36.47%     66,750,808      29,542    (4,537,266)   (4,609,184)
--------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                  25.53%     42,655,696      18,991    (2,916,814)   (1,031,301)
--------------------------------------------------------------------------------------------------------------
AIM International Small Company Fund            8.71%     14,121,100       8,440    (1,296,362)    2,121,969
--------------------------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers
Portfolio - ETF                                24.42%     46,258,935          --    (3,298,344)   (4,001,470)
--------------------------------------------------------------------------------------------------------------
Total Foreign Equity Funds                               177,395,842      61,193   (12,696,967)   (6,940,598)
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.10%
Liquid Assets Portfolio                         0.05%        290,128     946,928    (1,160,936)           --
--------------------------------------------------------------------------------------------------------------
Premier Portfolio                               0.05%        290,128     946,928    (1,160,936)           --
--------------------------------------------------------------------------------------------------------------
Total Money Market Funds                                     580,256   1,893,856    (2,321,872)           --
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $286,620,818)                        100.15%   $177,976,098  $1,955,049  $(15,018,839)  $(6,940,598)
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                  (0.15)%
==============================================================================================================
NET ASSETS                                    100.00%
==============================================================================================================



                                                REALIZED    DIVIDEND    SHARES      VALUE
                                               GAIN (LOSS)   INCOME    03/31/09    03/31/09
---------------------------------------------------------------------------------------------
FOREIGN EQUITY FUNDS-100.05%
AIM Developing Markets Fund                   $   (407,935) $     --    458,368  $  7,136,795
---------------------------------------------------------------------------------------------
AIM International Core Equity Fund              (4,706,915)       --  7,381,727    52,926,985
---------------------------------------------------------------------------------------------
AIM International Growth Fund                   (1,674,209)       --  2,101,666    37,052,363
---------------------------------------------------------------------------------------------
AIM International Small Company Fund            (2,319,618)       --  1,396,191    12,635,529
---------------------------------------------------------------------------------------------
PowerShares International Dividend Achievers
Portfolio - ETF                                 (3,525,325)  106,777  4,008,348    35,433,796
---------------------------------------------------------------------------------------------
Total Foreign Equity Funds                     (12,634,002)  106,777              145,185,468
---------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.10%
Liquid Assets Portfolio                                 --       178     76,120        76,120
---------------------------------------------------------------------------------------------
Premier Portfolio                                       --       158     76,120        76,120
---------------------------------------------------------------------------------------------
Total Money Market Funds                                --       336                  152,240
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $286,620,818)                        $(12,634,002) $107,113             $145,337,708
---------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                        (217,011)
=============================================================================================
NET ASSETS                                                                       $145,120,697
=============================================================================================


Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL ALLOCATION FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                          INVESTMENTS IN SECURITIES
--------------------------------------------------------------
Level 1                                     $145,337,708
--------------------------------------------------------------
Level 2                                               --
--------------------------------------------------------------
Level 3                                               --
==============================================================
                                            $145,337,708
==============================================================

AIM INTERNATIONAL ALLOCATION FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $61,193 and $12,696,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $            --
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (148,293,823)
----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities      $  (148,293,823)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $293,631,531.

                          AIM MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            MCCE-QTR-1 03/09            Invesco Aim Advisors, Inc.

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                    SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-81.54%

AEROSPACE & DEFENSE-2.22%

Goodrich Corp.                                         354,402   $   13,428,292
-------------------------------------------------------------------------------
Precision Castparts Corp.                              245,802       14,723,540
===============================================================================
                                                                     28,151,832
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.84%

Polo Ralph Lauren Corp. (b)                            254,144       10,737,584
===============================================================================

APPLICATION SOFTWARE-3.14%

Adobe Systems Inc. (c)                                 694,485       14,855,034
-------------------------------------------------------------------------------
Amdocs Ltd. (c)                                      1,351,631       25,032,206
===============================================================================
                                                                     39,887,240
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.13%

Legg Mason, Inc. (b)                                   900,550       14,318,745
===============================================================================

COMMUNICATIONS EQUIPMENT-3.34%

Juniper Networks, Inc. (b)(c)                          626,500        9,435,090
-------------------------------------------------------------------------------
Motorola, Inc.                                       3,557,330       15,047,506
-------------------------------------------------------------------------------
Polycom, Inc. (c)                                    1,166,488       17,952,250
===============================================================================
                                                                     42,434,846
===============================================================================

COMPUTER STORAGE & PERIPHERALS-2.06%

NetApp, Inc. (c)                                     1,043,511       15,485,703
-------------------------------------------------------------------------------
QLogic Corp. (c)                                       957,290       10,645,065
===============================================================================
                                                                     26,130,768
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.43%

Joy Global Inc. (b)                                    254,200        5,414,460
===============================================================================

DISTRIBUTORS-1.18%

Genuine Parts Co.                                      502,083       14,992,198
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.32%

Rockwell Automation, Inc.                              186,500        4,073,160
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.97%

Molex Inc. (b)                                       1,313,377       18,045,800
-------------------------------------------------------------------------------
Tyco Electronics Ltd.                                  633,399        6,992,725
===============================================================================
                                                                     25,038,525
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.58%

Republic Services, Inc.                              1,172,454       20,107,586
===============================================================================

                                                    SHARES            VALUE
-------------------------------------------------------------------------------
FOOD RETAIL-1.11%

SUPERVALU, Inc.                                        989,175   $   14,125,419
===============================================================================

GAS UTILITIES-1.35%

UGI Corp.                                              726,728       17,158,048
===============================================================================

HEALTH CARE EQUIPMENT-5.06%

Hospira, Inc. (c)                                      576,581       17,793,290
-------------------------------------------------------------------------------
Teleflex Inc.                                          315,800       12,344,622
-------------------------------------------------------------------------------
Varian Medical Systems, Inc. (c)                       487,094       14,827,141
-------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                              529,131       19,313,282
===============================================================================
                                                                     64,278,335
===============================================================================

HEALTH CARE SERVICES-1.35%

Quest Diagnostics Inc.                                 361,474       17,162,786
===============================================================================

HEALTH CARE TECHNOLOGY-0.81%

IMS Health Inc.                                        821,035       10,238,306
===============================================================================

HOUSEHOLD PRODUCTS-1.25%

Energizer Holdings, Inc. (b)(c)                        319,834       15,892,551
===============================================================================

INDUSTRIAL CONGLOMERATES-1.54%

Tyco International Ltd.(Switzerland)(c)              1,001,300      19,585,428
===============================================================================

INDUSTRIAL GASES-1.14%

Air Products and Chemicals, Inc.                       256,823       14,446,294
===============================================================================

INDUSTRIAL MACHINERY-5.64%

Atlas Copco A.B. -Class A (Sweden)(b)                1,785,940       13,411,871
-------------------------------------------------------------------------------
Danaher Corp.                                          272,888       14,795,987
-------------------------------------------------------------------------------
Graco Inc. (b)                                          68,093        1,162,348
-------------------------------------------------------------------------------
ITT Corp.                                              339,926       13,076,953
-------------------------------------------------------------------------------
Pall Corp.                                             762,123       15,570,173
-------------------------------------------------------------------------------
Parker Hannifin Corp.                                  403,618       13,714,940
===============================================================================
                                                                     71,732,272
===============================================================================

INSURANCE BROKERS-0.92%

Marsh & McLennan Cos., Inc.                            579,413       11,733,113
===============================================================================

LIFE SCIENCES TOOLS & SERVICES-5.23%

PerkinElmer, Inc.                                      909,279       11,611,493
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.               489,032       11,599,839
-------------------------------------------------------------------------------
Techne Corp.                                           248,030       13,569,721
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (c)                     477,119       17,018,835
-------------------------------------------------------------------------------
Waters Corp. (c)                                       343,345       12,686,598
===============================================================================
                                                                     66,486,486
===============================================================================

METAL & GLASS CONTAINERS-0.70%

Pactiv Corp. (c)                                       605,802        8,838,651
===============================================================================

MULTI-SECTOR HOLDINGS-0.35%

PICO Holdings, Inc. (c)                                147,829        4,445,218
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

                                                    SHARES            VALUE
-------------------------------------------------------------------------------
OFFICE ELECTRONICS-1.23%

Xerox Corp.                                          3,444,230   $   15,671,247
===============================================================================

OFFICE SERVICES & SUPPLIES-0.96%

Pitney Bowes Inc.                                      524,573       12,248,780
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.31%

BJ Services Co.                                      1,670,422       16,620,699
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.24%

Chesapeake Energy Corp.                                368,012        6,278,285
-------------------------------------------------------------------------------
Newfield Exploration Co. (c)                           707,643       16,063,496
-------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(b)                     593,068        5,628,215
-------------------------------------------------------------------------------
Pioneer Natural Resources Co. (b)                      253,300        4,171,851
-------------------------------------------------------------------------------
Southwestern Energy Co. (c)                            303,960        9,024,573
===============================================================================
                                                                     41,166,420
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.24%

Williams Cos., Inc. (The)                            1,389,903       15,817,096
===============================================================================

PACKAGED FOODS & MEATS-2.96%

Cadbury PLC  (United Kingdom)                        3,890,324       29,413,184
-------------------------------------------------------------------------------
Del Monte Foods Co.                                  1,129,968        8,237,467
===============================================================================
                                                                     37,650,651
===============================================================================

PERSONAL PRODUCTS-0.79%

Avon Products, Inc.                                    523,662       10,070,020
===============================================================================

PHARMACEUTICALS-2.26%

Allergan, Inc.                                         381,531       18,221,921
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. -ADR (Israel)                                   231,901       10,447,140
===============================================================================
                                                                     28,669,061
===============================================================================

PROPERTY & CASUALTY INSURANCE-3.62%

Axis Capital Holdings Ltd.                             871,896       19,652,536
-------------------------------------------------------------------------------
Progressive Corp. (The) (c)                          1,958,437       26,321,393
===============================================================================
                                                                     45,973,929
===============================================================================

REGIONAL BANKS-0.69%

PNC Financial Services Group, Inc. (b)                 299,356        8,768,137
===============================================================================

SEMICONDUCTORS-3.50%

Linear Technology Corp. (b)                          1,050,245       24,134,630
-------------------------------------------------------------------------------
Microchip Technology Inc. (b)                          378,300        8,016,177
-------------------------------------------------------------------------------
Xilinx, Inc.                                           646,112       12,379,506
===============================================================================
                                                                     44,530,313
===============================================================================

SPECIALIZED FINANCE-2.24%

Moody's Corp. (b)                                    1,243,941       28,511,128
===============================================================================

SPECIALTY CHEMICALS-4.63%

International Flavors & Fragrances Inc.                960,772       29,265,115

-------------------------------------------------------------------------------
Sigma-Aldrich Corp. (b)                                783,127       29,594,369
===============================================================================
                                                                     58,859,484
===============================================================================

                                                    SHARES            VALUE
-------------------------------------------------------------------------------
SYSTEMS SOFTWARE-4.39%

McAfee Inc. (c)                                        431,771   $   14,464,328
-------------------------------------------------------------------------------
Symantec Corp. (c)                                   2,769,984       41,383,561
===============================================================================
                                                                     55,847,889
===============================================================================

THRIFTS & MORTGAGE FINANCE-3.82%

People's United Financial Inc.                       2,698,729       48,496,160
===============================================================================
   Total Common Stocks & Other Equity
      Interests (Cost $1,369,629,681)                             1,036,310,865
===============================================================================

PREFERRED STOCKS-2.37%

HOUSEHOLD PRODUCTS-2.37%

Henkel AG & Co. KGaA (Germany)- Pfd.
   (Cost $43,693,429) (b)                            1,108,673       30,156,451
===============================================================================

MONEY MARKET FUNDS-15.37%

Liquid Assets Portfolio - Institutional
   Class(d)                                         97,624,824       97,624,824
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)           97,624,824       97,624,824
===============================================================================
   Total Money Market Funds
      (Cost $195,249,648)                                           195,249,648
===============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral
   from securities on loan)-99.28%
   (Cost $1,608,572,758)                                          1,261,716,964
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.16%

Liquid Assets Portfolio - Institutional
   Class (Cost $65,545,805)(d)(e)                   65,545,805       65,545,805
===============================================================================
TOTAL INVESTMENTS-104.44%
  (Cost $1,674,118,563)                                           1,327,262,769
===============================================================================
OTHER ASSETS LESS LIABILITIES-(4.44)%                               (56,382,816)
===============================================================================
NET ASSETS-100.00%                                               $1,270,879,953
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM MID CAP CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM MID CAP CORE EQUITY FUND
     arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1             $1,327,262,769            (229,071)
------------------------------------------------------------
Level 2                         --                  --
------------------------------------------------------------
Level 3                         --                  --
============================================================
                    $1,327,262,769            (229,071)
============================================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM MID CAP CORE EQUITY FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                        OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
                          CONTRACT TO                              UNREALIZED
SETTLEMENT   -----------------------------------                  APPRECIATION/
  DATE            DELIVER            RECEIVE          VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
 06/04/09    GBP   10,445,000   USD   14,758,367   $14,987,438     $(229,071)
===============================================================================

GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $105,473,906 and $47,604,382, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  35,967,289
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (389,314,440)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(353,347,151)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $1,680,609,920.

                            AIM SMALL CAP GROWTH FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Servicemark--

invescoaim.com              SCG-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--99.42%

ADVERTISING--0.61%

National CineMedia, Inc.                               420,784   $     5,545,933
================================================================================

AEROSPACE & DEFENSE--1.89%

Hexcel Corp. (b)                                       572,375         3,760,504
--------------------------------------------------------------------------------
TransDigm Group, Inc. (b)(c)                           408,411        13,412,217
================================================================================
                                                                      17,172,721
================================================================================

AIR FREIGHT & LOGISTICS--1.50%

Forward Air Corp. (c)                                  390,388         6,335,997
--------------------------------------------------------------------------------
Hub Group, Inc. -Class A (b)                           430,960         7,326,320
================================================================================
                                                                      13,662,317
================================================================================

APPAREL RETAIL--2.28%

AnnTaylor Stores Corp. (b)                             480,796         2,500,139
--------------------------------------------------------------------------------
Hot Topic, Inc. (b)(c)                               1,104,793        12,362,634
--------------------------------------------------------------------------------
Zumiez Inc. (b)(c)                                     610,147         5,918,426
================================================================================
                                                                      20,781,199
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.02%

Warnaco Group, Inc. (The) (b)                          385,534         9,252,816
================================================================================

APPLICATION SOFTWARE--5.40%

ANSYS, Inc. (b)                                        346,642         8,700,714
--------------------------------------------------------------------------------
Aspen Technology, Inc. (b)                             865,082         6,046,923
--------------------------------------------------------------------------------
Blackboard Inc. (b)                                    378,979        12,028,793
--------------------------------------------------------------------------------
Informatica Corp. (b)                                  737,172         9,774,901
--------------------------------------------------------------------------------
Lawson Software, Inc. (b)                            1,280,955         5,444,059
--------------------------------------------------------------------------------
Manhattan Associates, Inc. (b)                         413,197         7,156,572
================================================================================
                                                                      49,151,962
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.70%

Affiliated Managers Group, Inc. (b)(c)                 168,841         7,042,358
--------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                     379,657         8,451,165
================================================================================
                                                                      15,493,523
================================================================================

BIOTECHNOLOGY--6.77%

Acorda Therapeutics Inc. (b)                           354,266         7,018,009
--------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)(c)                    536,477         6,625,491
--------------------------------------------------------------------------------
Cepheid, Inc. (b)(c)                                   490,952         3,387,569
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. (b)                        659,472           547,362
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. (b)                         313,600         4,707,136
--------------------------------------------------------------------------------
Martek Biosciences Corp. (b)(c)                        336,330         6,138,023
--------------------------------------------------------------------------------
Myriad Genetics, Inc. (b)                              379,250        17,244,497
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)                       183,814         7,032,724
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)                          134,511         8,889,832
================================================================================
                                                                      61,590,643
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMODITY CHEMICALS--0.79%

Calgon Carbon Corp. (b)(c)                             507,075   $     7,185,253
================================================================================

COMMUNICATIONS EQUIPMENT--4.18%

Harmonic Inc. (b)                                    1,361,686         8,850,959
--------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(b)                     406,061        10,094,676
--------------------------------------------------------------------------------
Polycom, Inc. (b)                                      554,738         8,537,418
--------------------------------------------------------------------------------
Starent Networks Corp. (b)                             668,994        10,576,795
================================================================================
                                                                      38,059,848
================================================================================

CONSTRUCTION & ENGINEERING--1.50%

Pike Electric Corp. (b)                                844,630         7,812,828
--------------------------------------------------------------------------------
Quanta Services, Inc. (b)                              272,098         5,836,502
================================================================================
                                                                      13,649,330
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--1.76%

Bucyrus International, Inc.                            241,576         3,667,124
--------------------------------------------------------------------------------
Lindsay Corp. (c)                                      167,600         4,525,200
--------------------------------------------------------------------------------
Wabtec Corp.                                           295,538         7,796,292
================================================================================
                                                                      15,988,616
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.51%

Global Payments Inc.                                   233,701         7,807,950
--------------------------------------------------------------------------------
NeuStar, Inc. -Class A (b)                             467,030         7,822,753
--------------------------------------------------------------------------------
Syntel, Inc. (c)                                       348,846         7,179,251
================================================================================
                                                                      22,809,954
================================================================================

EDUCATION SERVICES--1.42%

DeVry, Inc.                                            141,749         6,829,467
--------------------------------------------------------------------------------
Strayer Education, Inc. (c)                             33,963         6,108,925
================================================================================
                                                                      12,938,392
================================================================================

ELECTRIC UTILITIES--1.18%

ITC Holdings Corp.                                     245,321        10,700,902
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.63%

General Cable Corp. (b)(c)                             328,492         6,510,711
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                     270,207         8,279,143
================================================================================
                                                                      14,789,854
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.85%

Cogent Inc. (b)                                      1,002,164        11,925,752
--------------------------------------------------------------------------------
Coherent, Inc. (b)                                     286,445         4,941,176
================================================================================
                                                                      16,866,928
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.68%

EnergySolutions Inc.                                   590,184         5,105,092
--------------------------------------------------------------------------------
Fuel Tech, Inc. (b)(c)                                 587,044         6,140,480
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES
   SERVICES--(CONTINUED)

Tetra Tech, Inc. (b)                                   642,901   $    13,102,322
================================================================================
                                                                      24,347,894
================================================================================

GENERAL MERCHANDISE STORES--0.88%

Big Lots, Inc. (b)                                     386,341         8,028,166
================================================================================

HEALTH CARE DISTRIBUTORS--0.62%

PSS World Medical, Inc. (b)                            395,179         5,670,819
================================================================================

HEALTH CARE EQUIPMENT--3.85%

Gen-Probe Inc. (b)                                     184,122         8,392,281
--------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                   480,313         1,969,283
--------------------------------------------------------------------------------
Meridian Bioscience, Inc.                              414,522         7,511,139
--------------------------------------------------------------------------------
NuVasive, Inc. (b)(c)                                  335,091        10,515,155
--------------------------------------------------------------------------------
Wright Medical Group, Inc. (b)(c)                      132,362         1,724,677
--------------------------------------------------------------------------------
Zoll Medical Corp. (b)                                 343,203         4,928,395
================================================================================
                                                                      35,040,930
================================================================================

HEALTH CARE FACILITIES--2.00%

LifePoint Hospitals, Inc. (b)(c)                       414,402         8,644,426
--------------------------------------------------------------------------------
VCA Antech, Inc. (b)(c)                                425,006         9,583,885
================================================================================
                                                                      18,228,311
================================================================================

HEALTH CARE SERVICES--2.32%

Chemed Corp.                                           276,468        10,754,605
--------------------------------------------------------------------------------
inVentiv Health Inc. (b)                               427,568         3,488,955
--------------------------------------------------------------------------------
MEDNAX, Inc. (b)                                       232,080         6,839,398
================================================================================
                                                                      21,082,958
================================================================================

HEALTH CARE TECHNOLOGY--0.83%

Eclipsys Corp. (b)(c)                                  747,465         7,579,295
================================================================================

HOTELS, RESORTS & CRUISE LINES--0.85%

Choice Hotels International, Inc. (c)                  300,335         7,754,650
================================================================================

HOUSEHOLD PRODUCTS--1.26%

Church & Dwight Co., Inc.                              218,675        11,421,395
================================================================================

INDUSTRIAL MACHINERY--0.85%

Barnes Group Inc.                                      454,997         4,863,918
--------------------------------------------------------------------------------
Dynamic Materials Corp.                                317,246         2,905,973
================================================================================
                                                                       7,769,891
================================================================================

INSURANCE BROKERS--0.75%

Brown & Brown, Inc.                                    362,580         6,856,388
================================================================================

INTERNET SOFTWARE & SERVICES--2.45%

Bankrate, Inc. (b)(c)                                  278,707         6,953,739
--------------------------------------------------------------------------------
Omniture, Inc. (b)(c)                                  693,314         9,144,812
--------------------------------------------------------------------------------
Websense, Inc. (b)                                     513,676         6,164,112
================================================================================
                                                                      22,262,663
================================================================================

INVESTMENT BANKING & BROKERAGE--3.25%

Greenhill & Co., Inc. (c)                              191,231        14,122,410
--------------------------------------------------------------------------------
optionsXpress Holdings Inc.                            435,290         4,949,247
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)

Stifel Financial Corp. (b)(c)                          241,420   $    10,455,900
================================================================================
                                                                      29,527,557
================================================================================

IT CONSULTING & OTHER SERVICES--0.75%

SRA International, Inc. -Class A (b)                   461,231         6,780,096
================================================================================

LIFE SCIENCES TOOLS & SERVICES--3.13%

AMAG Pharmaceuticals, Inc. (b)(c)                      218,159         8,021,706
--------------------------------------------------------------------------------
PAREXEL International Corp. (b)                        472,657         4,598,953
--------------------------------------------------------------------------------
Techne Corp.                                           136,406         7,462,772
--------------------------------------------------------------------------------
Varian Inc. (b)                                        352,177         8,360,682
================================================================================
                                                                      28,444,113
================================================================================

METAL & GLASS CONTAINERS--0.97%

Greif Inc. -Class A                                    265,880         8,851,145
================================================================================

MOVIES & ENTERTAINMENT--1.35%

Live Nation Inc. (b)                                   554,893         1,481,565
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. (b)                         407,895        10,829,612
================================================================================
                                                                      12,311,177
================================================================================

OFFICE REIT'S--0.44%

BioMed Realty Trust, Inc.                              591,748         4,006,134
================================================================================

OFFICE SERVICES & SUPPLIES--0.28%

Interface, Inc. -Class A                               841,357         2,515,657
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.09%

Dril-Quip, Inc. (b)                                    328,744        10,092,441
--------------------------------------------------------------------------------
FMC Technologies, Inc. (b)                             243,780         7,647,379
--------------------------------------------------------------------------------
ION Geophysical Corp. (b)                              829,942         1,294,709
================================================================================
                                                                      19,034,529
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.58%

Arena Resources, Inc. (b)                              425,552        10,843,065
--------------------------------------------------------------------------------
Bill Barrett Corp. (b)(c)                              427,753         9,513,227
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. (b)(c)                         360,854         3,204,383
--------------------------------------------------------------------------------
Goodrich Petroleum Corp. (b)(c)                        267,599         5,180,717
--------------------------------------------------------------------------------
Whiting Petroleum Corp. (b)                            147,057         3,801,423
================================================================================
                                                                      32,542,815
================================================================================

PACKAGED FOODS & MEATS--1.45%

Ralcorp Holdings, Inc. (b)                             245,611        13,233,521
================================================================================

PHARMACEUTICALS--1.40%

Medicines Co. (The) (b)                                509,406         5,521,961
--------------------------------------------------------------------------------
Perrigo Co.                                            289,122         7,178,899
===============-=================================================================
                                                                      12,700,860
================================================================================

PROPERTY & CASUALTY INSURANCE--1.11%

ProAssurance Corp. (b)                                 215,803        10,060,736
================================================================================

REGIONAL BANKS--2.03%

City National Corp. (c)                                171,057         5,776,595
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                             142,036         6,667,170
--------------------------------------------------------------------------------
SVB Financial Group (b)(c)                             302,192         6,046,862
================================================================================
                                                                      18,490,627
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
RESEARCH & CONSULTING SERVICES--1.20%

CoStar Group Inc. (b)(c)                               360,070   $    10,892,117
================================================================================

RESTAURANTS--5.62%

Brinker International, Inc.                            597,055         9,015,531
--------------------------------------------------------------------------------
Buffalo Wild Wings Inc. (b)(c)                         350,118        12,807,316
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               254,992         8,736,026
--------------------------------------------------------------------------------
Jack in the Box Inc. (b)                               540,587        12,590,271
--------------------------------------------------------------------------------
Krispy Kreme Doughnuts Inc. (b)                         11,408               114
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. (b)(c)                 349,240         7,990,611
================================================================================
                                                                      51,139,869
================================================================================

SEMICONDUCTOR EQUIPMENT--1.76%

Advanced Energy Industries, Inc. (b)                   772,181         5,814,523
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
   Inc. (b)                                            470,007        10,180,352
================================================================================
                                                                      15,994,875
================================================================================

SEMICONDUCTORS--4.57%

Hittite Microwave Corp. (b)                            297,763         9,290,206
--------------------------------------------------------------------------------
Microsemi Corp. (b)                                    459,330         5,328,228
--------------------------------------------------------------------------------
Monolithic Power Systems Inc. (b)                      579,754         8,986,187
--------------------------------------------------------------------------------
Power Integrations, Inc. (c)                           418,641         7,200,625
--------------------------------------------------------------------------------
Silicon Laboratories Inc. (b)                          408,376        10,781,126
================================================================================
                                                                      41,586,372
================================================================================

SPECIALTY STORES--0.70%

Tractor Supply Co. (b)                                 175,523         6,329,359
================================================================================

STEEL--0.38%

Carpenter Technology Corp.                             243,543         3,438,827
================================================================================

SYSTEMS SOFTWARE--1.93%

Quality Systems, Inc. (c)                              386,947        17,509,352
================================================================================

TECHNOLOGY DISTRIBUTORS--0.93%

Tech Data Corp. (b)                                    389,084         8,474,249
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.76%

Watsco, Inc. (c)                                       204,333         6,953,452
================================================================================

TRUCKING--1.31%

Knight Transportation, Inc. (c)                        785,026        11,900,994
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.10%

SBA Communications Corp. -Class A (b)                  431,267        10,048,521
--------------------------------------------------------------------------------
   Total Common Stocks & Other Equity
      Interests (Cost $1,149,995,664)                                904,450,505
================================================================================

MONEY MARKET FUNDS--0.83%

Liquid Assets Portfolio -Institutional
   Class(d)                                          3,784,527         3,784,527
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)            3,784,527         3,784,527
================================================================================
   Total Money Market Funds
      (Cost $7,569,054)                                                7,569,054
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.25%
   (Cost $1,157,564,718)                                             912,019,559
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--17.19%

Liquid Assets Portfolio -Institutional
   Class (Cost $156,401,340)(d)(e)                 156,401,340   $   156,401,340
================================================================================
TOTAL INVESTMENTS--117.44%
   (Cost $1,313,966,058)                                           1,068,420,899
================================================================================
OTHER ASSETS LESS LIABILITIES--(17.44)%                             (158,697,880)
================================================================================
NET ASSETS--100.00%                                              $   909,723,019
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SMALL CAP GROWTH FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM SMALL CAP GROWTH FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                            INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                      $1,068,420,899
--------------------------------------------------------------------------------
Level 2                                                                  --
--------------------------------------------------------------------------------
Level 3                                                                  --
================================================================================
                                                             $1,068,420,899
================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $60,614,535 and $52,665,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   104,647,704
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (350,901,348)
----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities      $  (246,253,644)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,314,674,543.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series

By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 29, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 29, 2009


By:   /s/ SHERI MORRIS
      -----------------------------------------------------------
      Sheri Morris
      Principal Financial Officer

Date: May 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.